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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6252

                         Babson Enterprise Fund II, Inc.
               (Exact name of registrant as specified in charter)

                 90 South Seventh Street, Minneapolis, MN   55402
               (Address of principal executive offices)   (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


                                  BABSON FUNDS


                                         SEMIANNUAL REPORT

                                                 DECEMBER 31, 2003




                                                                        EQUITIES

                                                                 ENTERPRISE FUND
                                                              ENTERPRISE FUND II
                                                                     GROWTH FUND
                                                               SHADOW STOCK FUND
                                                                      VALUE FUND
                                                              INTERNATIONAL FUND




                                                                    FIXED INCOME

                                                                      BOND TRUST
                                                               MONEY MARKET FUND
                                                            TAX-FREE INCOME FUND




                                     [LOGO]
                                  BABSON FUNDS
                       JONES & BABSON, INC. DISTRIBUTORS
                         A MEMBER OF THE GENERALI GROUP

                                    TABLE OF
                                    CONTENTS

Babson Enterprise Fund .............................................   1
Babson Enterprise Fund II .........................................    4

Babson Growth Fund ................................................    7

Shadow Stock Fund .................................................    9

Babson Value Fund .................................................   15

Babson-Stewart Ivory
International Fund ................................................   17

Babson Bond Trust .................................................   22

Babson Money Market Fund ..........................................   34

Babson Tax-Free Income Fund .......................................   36

Statements of Assets
and Liabilities ...................................................   40

Statements of Operations ..........................................   42

Statements of Changes
in Net Assets .....................................................   44

Notes to Financial Statements .....................................   48

Financial Highlights ..............................................   53

--------------------------------------------------------------------------------
 BABSON ENTERPRISE FUND
--------------------------------------------------------------------------------

During Reporting Period, equity markets benefited from a surge in positive investor psychology, renewed interest in stock investing and a recovering U.S. economy. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing equity market dynamic. Additionally, stocks that generally suffered the most during the recent bear market such as technology issues rebounded strongly during the second half of 2003. Economically sensitive sectors including producer durables and materials & processing also realized highly favorable performance.

The Babson Enterprise Fund realized highly favorable results during the Reporting Period, strongly outperforming its benchmark, The Russell 2000 Value Index(R). The Fund's results were driven by highly favorable stock selection in the financial services and technology sectors. In financial services, the Fund continued to capitalize, as it has for some time, on strong gains from a number of regional bank holdings. Additionally, a number of the Funds cyclical, economically sensitive holdings in the technology and materials and processing sectors also added value during the period. Performance for the Fund's holdings in the other energy sector was also highly favorable for the period, advancing considerably above benchmark positions.

On a negative note, the Fund's stock selection in the consumer discretionary sector was disappointing, as a few specialty retail holdings in this area showed weakness during the period. Stock selection in the health care sector also detracted from results.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                INTERTAPE POLYMER GROUP .........        2.6%
                EDO CORP. .......................        2.6
                ENCORE WIRE CORP. ...............        2.5
                TEREX CORP. .....................        2.5
                LSI INDUSTRIES INC. .............        2.3
                NN, INC. ........................        2.3
                TYLER TECHNOLOGIES INC. .........        2.2
                MATRIX SERVICE CO. ..............        2.2
                REGENT COMMUNICATIONS ...........        2.2
                KEITH COS INC. ..................        2.2
                                                        ----
                TOTAL ...........................       23.6%
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON ENTERPRISE FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 91.61%
BASIC MATERIALS -- 13.78%
       424,300      Encore Wire Corp. (b) .......................   $7,514,353
       290,200      Ennis Business Forms, Inc. ..................    4,440,060
       617,700      Intertape Polymer Group, Inc. (b) ...........    7,863,321
       118,300      New England Business Service, Inc. ..........    3,489,850
       552,900      NN, Inc. ....................................    6,961,011
       429,450      Penford Corp. ...............................    5,896,349
       542,900      Universal Stainless & Alloy
                    Products, Inc. (b) ..........................    5,863,320
                                                                    ----------
                                                                    42,028,264
                                                                    ==========
CAPITAL GOODS -- 13.54%
       122,500      Cuno, Inc. (b) ..............................    5,516,175
       133,600      ESCO Technologies, Inc. (b) .................    5,831,640
       482,490      Keith (The) Cos., Inc. (b) ..................    6,571,514
       161,700      Lindsay Manufacturing Co. ...................    4,082,925
       526,037      LSI Industries, Inc. ........................    7,101,500
       194,110      Quixote Corp. ...............................    4,738,225
       262,600      Terex Corp. (b) .............................    7,478,847
                                                                    ----------
                                                                    41,320,826
                                                                    ==========
CONSUMER CYCLICAL -- 5.83%
       149,600      Advanced Marketing Services, Inc. ...........    1,705,440
        66,323      Bassett Furniture Industries, Inc. ..........    1,094,330
        98,900      Mac-Gray Corp. (b) ..........................      534,060
       221,000      Movado Group, Inc. ..........................    6,238,830
       495,600      Remedytemp, Inc. Cl. A (b) ..................    5,406,996
       144,600      Ultimate Electronics, Inc. (b) ..............    1,103,298
       171,200      Whitehall Jewellers, Inc. (b) ...............    1,689,744
                                                                    ----------
                                                                    17,772,698
                                                                    ==========
CONSUMER STAPLES -- 1.69%
       143,500      United Natural Foods, Inc. (b) ..............    5,153,085
                                                                    ==========
ENERGY -- 7.41%
       340,800      Gulf Island Fabrication, Inc. (b) ...........    5,803,824
       140,766      Kaneb Services, LLC .........................    4,486,212
       364,700      Matrix Service Co. (b) ......................    6,619,305
       234,700      Tetra Technologies, Inc. (b) ................    5,689,128
                                                                    ----------
                                                                    22,598,469
                                                                    ==========

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
FINANCIAL -- 16.22%
        63,800      ASTA Funding, Inc. ..........................   $2,185,150
       122,400      Bank of the Ozarks, Inc. ....................    2,755,224
        64,100      Boston Private Financial
                    Holdings, Inc. ..............................    1,592,244
       118,961      Capital Corp. of the West (b) ...............    4,715,614
        86,732      Cobiz, Inc. .................................    1,597,603
        24,670      Cooperative Bankshares, Inc. ................      632,045
       386,600      Gold Banc Corporation, Inc. .................    5,435,597
       136,498      Hanmi Financial Corp. .......................    2,698,565
       144,900      Hawthorne Financial Corp. (b) ...............    4,054,302
        82,300      Mercantile Bank Corp. .......................    3,003,950
       100,000      Metrocorp Bancshares, Inc. ..................    1,489,000
       126,800      Northrim Bancorp, Inc. ......................    2,910,060
        60,000      Resource Bancshares Corp. ...................    1,891,800
       122,306      Sterling Financial Corp. (b) ................    4,186,534
       110,739      Taylor Capital Group, Inc. ..................    2,948,980
       184,500      Umpqua Holdings Corp. .......................    3,835,755
       183,400      Wilshire State Bank (b) .....................    3,561,445
                                                                    ----------
                                                                    49,493,868
                                                                    ==========
HEALTHCARE -- 4.61%
       138,700      Landauer, Inc. ..............................    5,656,186
       324,175      Penwest Pharmaceutical Co. (b) ..............    5,601,744
        77,650      Young Innovations, Inc. .....................    2,795,400
                                                                    ----------
                                                                    14,053,330
                                                                    ==========
MEDIA & ENTERTAINMENT -- 2.15%
     1,034,900      Regent Communications, Inc. (b) .............    6,571,615
                                                                    ==========
REAL ESTATE INVESTMENT TRUSTS -- 3.13%
       351,600      Lasalle Hotel Properties ....................    6,522,180
       152,100      One Liberty Properties, Inc. ................    3,034,395
                                                                    ----------
                                                                     9,556,575
                                                                    ==========

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
2                                                 BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON ENTERPRISE FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 18.09%
    209,500         Allied Defense Group, Inc. (b) ..............  $  5,009,145
     89,400         Covansys Corp. (b) ..........................       983,400
    318,900         EDO Corp. ...................................     7,860,884
    278,300         EMS Technologies, Inc. (b) ..................     5,716,282
    399,900         Fargo Electronics, Inc. (b) .................     5,086,728
    306,600         GTSI Corp. (b) ..............................     4,246,717
    284,800         Herley Industries, Inc. (b) .................     5,895,360
    436,000         Integrated Electrical
                    Services, Inc. (b) ..........................     4,033,000
    273,300         Spectrum Control, Inc. (b) ..................     2,175,741
    164,300         Trimble Navigation Ltd. (b) .................     6,118,532
    705,900         Tyler Technologies, Inc. (b) ................     6,797,817
     75,600         Zygo Corp. (b) ..............................     1,246,644
                                                                   ------------
                                                                     55,170,250
                                                                   ============
TRANSPORTATION & SERVICES -- 3.52%
    303,000         ABM Industries, Inc. ........................     5,275,229
     46,500         Old Dominion Freight Line (b) ...............     1,584,720
    109,273         Rush Enterprises, Inc. Cl. A (b) ............     1,069,783
    160,094         SCS Transportation, Inc. (b) ................     2,814,453
                                                                   ------------
                                                                     10,744,185
                                                                   ============
UTILITIES -- 1.64%
    106,700         Central Vermont Public Service Co. ..........     2,507,450
     97,000         Unitil Corp. ................................     2,502,600
                                                                   ------------
                                                                      5,010,050
                                                                   ============
TOTAL COMMON STOCKS .............................................   279,473,215
(COST $192,743,286)                                                ============

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
OR SHARES           DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 4.39%

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 4.39%
$13,390,000    0.60%, 01/02/04 ..................................  $ 13,389,554
                                                                   ============

TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ..............................................    13,389,554
(COST $13,389,777)                                                 ============

INVESTMENT COMPANIES -- 4.03%
 12,293,175    Wells Fargo Prime Investment
                Money Market ....................................    12,293,175
                                                                   ============

TOTAL INVESTMENT COMPANIES ......................................    12,293,175
(COST $12,293,175)                                                 ============

TOTAL INVESTMENTS ...............................................   305,155,944
(COST $218,426,238) (a) -- 100.03%

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.03)% ................       (46,265)
                                                                   ============
NET ASSETS -- 100.00% ...........................................  $305,109,679
                                                                   ============

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON ENTERPRISE FUND II
--------------------------------------------------------------------------------

During Reporting Period, equity markets benefited from a surge in positive investor psychology, renewed interest in stock investing and a recovering U.S. economy. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing equity market dynamic. Additionally, stocks that generally suffered the most during the recent bear market such as technology issues rebounded strongly during the second half of 2003. Economically sensitive sectors including producer durables and materials & processing also realized highly favorable performance.

The Babson Enterprise II Fund realized highly favorable results during the Reporting Period, outperforming its benchmark, The Russell 2000 Index(R). Results were driven by favorable stock selection in the financial services, technology and consumer discretionary sectors. The financial services sector is an area that has been particularly strong for the Fund throughout 2003. A number of core positions in small regional banks added considerable value relative to the Fund's benchmark. In the consumer discretionary sector, a number of the Fund's specialty retail and service companies drove stock selection results. An area of additional strength for the Fund was the health care sector, which trailed the broader small cap market during the fourth quarter.

While weakness during the Reporting Period was not widespread, stock selection results in the producer durables and other energy sectors did trail the benchmark. However, it is worth noting that the Fund's results in producer durables were highly favorable, but trailed the brisk results for the benchmark in this sector.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                POLYMEDICA CORP. ................        3.7%
                CARLISLE COS., INC. .............        3.5
                CUNO INC. .......................        3.2
                HARMAN INTL .....................        3.0
                MOHAWK INDUSTRIES INC. ..........        2.9
                RESPIRONICS INC. ................        2.9
                NEW YORK COMM. BANCORP ..........        2.7
                PSS WORLD MEDICAL, INC. .........        2.7
                UCBH HOLDINGS, INC. .............        2.6
                ALBERTO CULVER CO. ..............        2.3
                                                        ----
                TOTAL ...........................       29.5%
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
4                                                 BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON ENTERPRISE FUND II

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.25%
BASIC MATERIALS -- 13.62%
       56,400      ElkCorp ......................................    $1,505,880
       18,700      Georgia Gulf Corp. ...........................       540,056
      188,600      Interface, Inc., Cl. A (b) ...................     1,042,958
      127,200      Intertape Polymer Group, Inc. (b) ............     1,619,256
       33,900      Millennium Chemicals, Inc. ...................       429,852
       28,687      Mohawk Industries, Inc. (b) ..................     2,023,581
       30,200      New England Business Service, Inc. ...........       890,900
       56,500      Spartech Corp. ...............................     1,392,160
                                                                     ----------
                                                                      9,444,643
                                                                     ==========
CAPITAL GOODS -- 9.79%
       36,200      A.O. Smith Corp. .............................     1,268,810
       48,600      Cuno, Inc. (b) ...............................     2,188,458
       40,600      Gardner Denver, Inc. (b) .....................       969,122
       27,000      Herman Miller, Inc. ..........................       655,290
       24,300      Lindsay Manufacturing Co. ....................       613,575
       14,500      Roper Industries, Inc. .......................       714,270
       68,891      Surebeam Corp. (b) ...........................        16,362
        8,400      Tennant Co. ..................................       363,720
                                                                     ----------
                                                                      6,789,607
                                                                     ==========
CONSUMER CYCLICAL -- 17.89%
       39,450      ADVO, Inc. ...................................     1,252,932
       30,750      Ann Taylor Stores Corp. (b) ..................     1,199,250
       37,100      BJ's Wholesale Club, Inc. (b) ................       851,816
       68,700      Casual Male Retail Group, Inc. (b) ...........       476,778
       49,200      Charming Shoppes, Inc. (b) ...................       265,680
       95,700      Enesco Group, Inc. (b) .......................       987,624
       58,600      Huffy Corp. (b) ..............................       307,650
       72,500      La-Z-Boy, Inc. ...............................     1,521,050
       54,300      Movado Group, Inc. ...........................     1,532,889
       46,400      Princeton Review, Inc. (b) ...................       452,400
       25,800      Red Robin Gourmet
                   Burgers, Inc. (b) ............................       785,352
       30,450      SCP Pool Corp. (b) ...........................       995,106
       68,800      Stein Mart, Inc. (b) .........................       566,912
       91,200      Stride Rite Corp. ............................     1,037,856
       22,400      Ultimate Electronics, Inc. (b) ...............       170,912
                                                                     ----------
                                                                     12,404,207
                                                                     ==========
CONSUMER STAPLES -- 2.35%
       25,800      Alberto-Culver Co., Cl. B ....................     1,627,464
                                                                     ==========

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 3.50%
       39,900      Carlisle Cos., Inc. ..........................    $2,428,314
                                                                     ==========
ENERGY -- 0.77%
      111,600      Newpark Resources, Inc. (b) ..................       534,564
                                                                     ==========
FINANCIAL -- 19.80%
       11,400      Bank of the Ozarks, Inc. .....................       256,614
       18,400      Banner Corp. .................................       462,760
       70,608      Cash America International, Inc. .............     1,495,477
       16,284      Commerce Bancorp, Inc. .......................       857,841
       22,650      Delphi Financial Group, Inc., Cl. A ..........       815,400
        7,200      East-West Bancorp, Inc. ......................       386,496
       30,200      First Niagara Financial Group, Inc. ..........       450,282
       21,744      FNB Corp. ....................................       770,825
       46,000      Gold Banc Corporation, Inc. ..................       646,760
       24,200      Hub International Ltd. .......................       405,592
       50,078      New York Community Bancorp, Inc. .............     1,905,468
       15,200      Platinum Underwriters
                   Holdings Ltd. ................................       456,000
       11,400      ProAssurance Corp. (b) .......................       366,510
       27,600      Scottish Annuity &
                   Life Holdings Ltd. ...........................       573,528
       15,700      SL Green Realty Corp. ........................       644,485
        4,300      Sun Bancorp, Inc. (b) ........................       113,520
       45,900      UCBH Holdings, Inc. ..........................     1,788,723
        5,400      United Fire & Casualty Co. ...................       217,944
       59,593      W Holding Co., Inc. ..........................     1,109,026
                                                                     ----------
                                                                     13,723,251
                                                                     ==========
HEALTHCARE -- 10.23%
       31,900      Inverness Medical
                   Innovation, Inc. (b) .........................       694,782
       97,800      PolyMedica Corp. .............................     2,573,118
      152,475      PSS World Medical, Inc. (b) ..................     1,840,373
       44,100      Respironics, Inc. (b) ........................     1,988,469
                                                                     ----------
                                                                      7,096,742
                                                                     ==========

MEDIA & ENTERTAINMENT -- 1.51%
       38,600      Salem Communications Corp.,
                   Cl. A (b) ....................................     1,046,832
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON ENTERPRISE FUND II (CONTINUED)

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.40%
   82,100     Aeroflex, Inc. (b) ................................   $   959,749
   23,700     Benchmark Electronics, Inc. (b) ...................       824,997
   35,500     Borland Software Corp. (b) ........................       345,415
   39,900     Boston Communications Group (b) ...................       370,671
   43,500     Cubic Corp. .......................................     1,000,500
   28,000     JDA Software Group, Inc. (b) ......................       462,280
   17,200     MKS Instruments, Inc. (b) .........................       498,800
   39,000     PAXAR Corp. (b) ...................................       522,600
   72,000     Skyworks Solutions, Inc. (b) ......................       626,400
   26,800     Technitrol, Inc. (b) ..............................       555,832
   21,200     Zygo Corp. (b) ....................................       349,588
                                                                    -----------
                                                                      6,516,832
                                                                    ===========
TRANSPORTATION & SERVICES -- 5.89%
   27,500     Arkansas Best Corp. ...............................       863,225
   27,800     Harman International
              Industries, Inc. ..................................     2,056,644
   68,300     Wabtec Corp. ......................................     1,163,832
                                                                    -----------
                                                                      4,083,701
                                                                    ===========
UTILITIES -- 2.50%
   25,700     Energen Corp. .....................................     1,054,471
   14,700     WPS Resources Corp. ...............................       679,581
                                                                    -----------
                                                                      1,734,052
                                                                    ===========
TOTAL COMMON STOCKS .............................................    67,430,209
(COST $42,490,379)                                                  ===========

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 2.81%
1,951,511     Wells Fargo Prime Investment
              Money Market ......................................   $ 1,951,511
                                                                    ===========

TOTAL INVESTMENT COMPANIES ......................................     1,951,511
(COST $1,951,511)                                                   ===========

TOTAL INVESTMENTS ...............................................    69,381,720
(COST $44,441,890) (a) -- 100.06%

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.06)% ................       (20,930)
                                                                    ===========
NET ASSETS -- 100.00% ...........................................   $69,360,790
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                                                 BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON GROWTH FUND
--------------------------------------------------------------------------------

During Reporting Period, equity markets benefited from a surge in positive investor psychology, renewed interest in stock investing and a recovering U.S. economy. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing equity market dynamic. Additionally, stocks that generally suffered the most during the recent bear market such as technology issues rebounded strongly during the second half of 2003. Economically sensitive sectors including producer durables and materials & processing also realized highly favorable performance.

During the reporting period, the Babson Growth Fund modestly underperformed its benchmark, the S&P 500 Index(R). This underperformance was due primarily to weak stock selection in the consumer discretionary sector. An overall investment environment that favored smaller cap stocks and renewed speculation on behalf of many investors also hurt the Fund in the second half of 2003. The Fund's strong emphasis on fundamentals, particularly visible growth, was not rewarded in this environment. Also detracting from results was the Fund's moderate overweight position in the health care sector, which was the lowest performing sector for the S&P 500 Index(R) during the Reporting Period.

On a positive note, stock selection results for the Fund in the technology and health care sectors were highly favorable. In health care, Fund's holdings relating to health care supplies and equipment realized strong results. In technology, the Fund's emphasis on semiconductor companies and software providers added considerable value, as these previously troubled industries rebounded in the 2003 market rally.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                MICROSOFT CORP. ...................     4.1%
                AMGEN, INC. .......................     3.8
                AMERICAN INT'L GROUP ..............     3.7
                CITIGROUP, INC. ...................     3.6
                MEDTRONIC, INC. ...................     3.4
                EXXON MOBIL CORP. .................     3.3
                MAXIM INTEGRATED PRODUCTS .........     3.1
                LINEAR TECHNOLOGY CORP. ...........     3.0
                BERKSHIRE HATHAWAY CL-B ...........     3.0
                ZIMMER HOLDINGS INC. ..............     3.0
                                                       ----
                TOTAL .............................    34.0%
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON GROWTH FUND

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.37%
CAPITAL GOODS -- 9.30%
   62,400           Air Products & Chemical, Inc. ...............  $  3,296,592
  117,500           Expeditors International of
                    Washington, Inc. ............................     4,425,050
  115,100           General Electric Co. ........................     3,565,798
   44,100           Lockheed Martin Corp. .......................     2,266,740
   95,500           Parker-Hannifin Corp. .......................     5,682,250
                                                                   ------------
                                                                     19,236,430
                                                                   ============
CONSUMER CYCLICAL -- 12.45%
  106,300           Bed Bath & Beyond, Inc. (b) .................     4,608,105
   95,100           Clear Channel Communications, Inc.                4,453,533
   14,200           New York Times Co., Cl. A ...................       678,618
  134,400           Viacom, Inc., Cl. A .........................     5,949,888
  113,900           Wal-Mart Stores, Inc. .......................     6,042,395
  110,400           Walgreen Co. ................................     4,016,352
                                                                   ------------
                                                                     25,748,891
                                                                   ============
CONSUMER STAPLES -- 6.53%
   57,600           Anheuser Busch Companies, Inc. ..............     3,034,368
   96,200           Gillette Co. ................................     3,533,426
   77,700           PepsiCo, Inc. ...............................     3,622,374
   33,300           Procter & Gamble Co. ........................     3,326,004
                                                                   ------------
                                                                     13,516,172
                                                                   ============
ENERGY -- 6.33%
  102,200           BP Amoco PLC ADR ............................     5,043,570
  167,774           Exxon Mobil Corp. ...........................     6,878,734
   22,400           Royal Dutch Petroleum Co. ADR ...............     1,173,536
                                                                   ------------
                                                                     13,095,840
                                                                   ============
FINANCIAL -- 21.06%
  137,000           AFLAC, Inc. .................................     4,956,660
  110,700           American Express Co. ........................     5,339,061
  114,518           American International Group, Inc. ..........     7,590,253
    2,200           Berkshire Hathaway, Inc., Cl. B (b) .........     6,193,000
    5,100           China Life Insurance Co., Ltd.
                    ADR (b) .....................................       168,147
  154,666           Citigroup, Inc. .............................     7,507,488
   30,900           Fifth Third Bancorp .........................     1,826,190
   44,000           Freddie Mac .................................     2,566,080
  108,000           SLM Corp. ...................................     4,069,440
   57,000           Wells Fargo & Co. ...........................     3,356,730
                                                                   ------------
                                                                     43,573,049
                                                                   ============

--------------------------------------------------------------------------------
SHARES              DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 17.25%
  126,100           Amgen, Inc. (b) .............................  $  7,792,980
   97,500           Johnson & Johnson, Inc. .....................     5,036,850
  143,200           Medtronic, Inc. .............................     6,960,952
  170,600           Pfizer, Inc. ................................     6,027,298
   43,500           Stryker Corp. ...............................     3,697,935
   87,800           Zimmer Holdings, Inc. (b) ...................     6,181,120
                                                                   ------------
                                                                     35,697,135
                                                                   ============
TECHNOLOGY -- 22.13%
  133,200           Analog Devices, Inc. (b) ....................     6,080,580
  106,500           Automatic Data Processing, Inc. .............     4,218,465
  103,450           Fiserv, Inc. (b) ............................     4,087,310
  147,700           Linear Technology Corp. .....................     6,213,739
  129,700           Maxim Integrated Products, Inc. (b) .........     6,459,060
   90,200           Microchip Technology, Inc. ..................     3,009,072
  308,800           Microsoft Corp. .............................     8,504,351
   54,900           Molex, Inc. .................................     1,915,461
  153,100           Symantec Corp. (b) ..........................     5,304,915
                                                                   ------------
                                                                     45,792,953
                                                                   ============
UTILITIES -- 2.32%
  191,900           Vodafone Group PLC ADR ......................     4,805,176
                                                                   ============
TOTAL COMMON STOCKS .............................................   201,465,646
(COST $144,656,025)                                                ============

INVESTMENT COMPANIES -- 2.66%
5,493,502           Wells Fargo Prime Investment
                    Money Market Fund ...........................     5,493,502
                                                                   ============

TOTAL INVESTMENT COMPANIES ......................................     5,493,502
(COST $5,493,502)                                                  ============

TOTAL INVESTMENTS -- 100.03% ....................................   206,959,148
(COST $150,149,527) (a)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.03)% ................       (42,493)
                                                                   ============

NET ASSETS -- 100.00% ...........................................  $206,916,655
                                                                   ============

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITORY RECEIPT.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                                                 BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHADOW STOCK FUND
--------------------------------------------------------------------------------

During Reporting Period, equity markets benefited from a surge in positive investor psychology, renewed interest in stock investing and a recovering U.S. economy. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing equity market dynamic. Additionally, stocks that generally suffered the most during the recent bear market such as technology issues rebounded strongly during the second half of 2003. Economically sensitive sectors including producer durables and materials & processing also realized highly favorable performance.

During the Reporting Period, the Babson Shadow Stock Fund outperformed its benchmark, the Russell 2000 Value Index(R). The Reporting Period featured an almost ideal performance pattern for the Shadow Stock Fund, as the smallest of small cap stocks were rewarded handsomely throughout the year. Additionally, the Fund's prescribed methodology of overweighting technology stocks and underweighting financial services stocks added value to results. An additional area of strength was stock selection in the health care holdings

The Fund was fortunate to have few areas of weakness during the Reporting Period. However, the Fund's prescribed methodology of overweighting consumer discretionary stocks detracted from results as did stock selection in the utilities and autos and transportation sectors.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                STEWART INFORMATION SERVICES            1.3%
                MERITAGE CORP. ...................      1.2
                WILLIAM LYON HOMES INC. ..........      1.2
                IMAGISTICS INTERNATIONAL .........      1.2
                CSK AUTO CORP. ...................      1.1
                FINISH LINE CL A .................      1.1
                MICROSEMI CORP. ..................      1.1
                URS CORP. ........................      1.0
                SANDERSON FARMS INC. .............      1.0
                ISLE OF CAPRIS CASINO ............      1.0
                                                       ----
                TOTAL ............................     11.2%

--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SHADOW STOCK FUND

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.28%
BASIC MATERIALS -- 5.25%
       22,151      Aceto Corp. ..................................    $  565,737
       40,000      AMCOL International Corp. ....................       812,000
       17,200      American Pacific Corp. .......................       165,120
       36,800      Encore Wire Corp. (b) ........................       651,728
       42,000      Ennis Business Forms, Inc. ...................       642,600
       16,600      Fibermark, Inc. (b) ..........................        29,050
       34,000      Gibraltar Steel Corp. ........................       855,100
       96,400      North American Palladium Ltd. (b) ............       764,452
       15,800      Northwest Pipe Co. (b) .......................       210,456
       26,000      Octel Corp. ..................................       511,940
       26,700      Roanoke Electric Steel Corp. .................       355,911
       45,000      RTI International Metals, Inc. (b) ...........       759,150
       19,000      Stepan Co. ...................................       487,350
        7,700      United States Lime & Minerals, Inc. ..........        51,975
       15,000      Universal Stainless & Alloy
                   Products, Inc. (b) ...........................       162,000
        2,200      Vulcan International Corp. ...................        96,250
       37,000      Wolverine Tube, Inc. (b) .....................       233,100
                                                                     ----------
                                                                      7,353,919
                                                                     ==========
CAPITAL GOODS -- 14.97%
        7,300      American Biltrite, Inc. ......................        56,210
       50,000      Anaren, Inc. (b) .............................       706,000
        7,500      Badger Meter, Inc. ...........................       286,125
       72,000      Buckeye Technologies, Inc. (b) ...............       723,600
       39,000      Building Materials Holding Corp. .............       605,670
       27,800      Cascade Corp. ................................       619,940
        1,800      Chicago Rivet & Machine Co. ..................        48,618
       33,000      CIRCOR International, Inc. ...................       795,300
       17,000      Compudyne Corp. (b) ..........................       173,264
       30,000      CompX International, Inc. ....................       192,000
       12,700      CPAC, Inc. ...................................        76,708
       17,000      Dominion Homes, Inc. (b) .....................       515,610
       37,000      Drill-Quip, Inc. (b) .........................       603,100
       25,000      Ducommun, Inc. (b) ...........................       558,750
        7,800      Eastern (The) Co. ............................       121,992
        7,315      Ecology and Environment, Inc.,
                   Cl. A ........................................        71,321
       13,600      Gehl Co. (b) .................................       193,120
        3,150      Graham Corp. .................................        32,130
       26,000      Gundle/SLT Environmental, Inc. (b) ...........       539,760
       21,750      Hardinge, Inc. ...............................       251,865
       39,000      Heico Corp. ..................................       709,800
        7,000      Jinpan International Ltd. ....................        92,330
       22,000      Keith (The) Cos., Inc. (b) ...................       299,640

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
        9,807      Knape & Vogt Manufacturing Co. ...............    $  117,096
       25,000      Ladish Co., Inc. (b) .........................       202,775
        7,600      Liberty Homes, Inc., Cl. A ...................        38,456
       44,750      LSI Industries, Inc. .........................       604,125
       14,000      Lufkin Industries, Inc. ......................       403,060
       30,800      M/I Homes, Inc. ..............................     1,202,740
       26,000      Meritage Corp. (b) ...........................     1,724,061
       21,300      Mestek, Inc. (b) .............................       410,238
       18,816      Met-Pro Corp. ................................       303,878
       19,800      Michael Baker Corp. (b) ......................       204,930
       32,000      Mobile Mini, Inc. (b) ........................       631,040
       10,562      Mod-Pac Corp. (b) ............................        84,390
       34,500      Natco Group, Inc., Cl. A (b) .................       261,855
        9,300      Nobility Homes, Inc. .........................        99,045
        9,000      Noland Co. ...................................       373,500
        5,000      P & F Industries, Inc., Cl. A (b) ............        43,000
       30,000      Palm Harbor Homes, Inc. (b) ..................       536,100
        4,600      Quipp, Inc. (b) ..............................        52,895
       32,000      Robbins & Myers, Inc. ........................       607,680
       70,000      Semitool, Inc. (b) ...........................       750,470
       10,300      Summa Industries, Inc. (b) ...................        90,846
       29,000      Technical Olympic USA, Inc. (b) ..............       798,370
       57,000      URS Corp. (b) ................................     1,425,570
       27,000      William Lyon Homes, Inc. (b) .................     1,694,790
        9,000      Williams Industries, Inc. (b) ................        35,100
                                                                     ----------
                                                                     20,968,863
                                                                     ==========
CONSUMER CYCLICAL -- 23.68%
       12,800      Ag Services of America, Inc. (b) .............       108,544
        2,800      Allen Organ Co., Cl. B .......................       129,500
       21,800      Ambassadors International, Inc. ..............       272,500
       25,000      AMERCO (b) ...................................       537,500
       60,000      Applica, Inc. ................................       456,000
       40,000      Ashworth, Inc. (b) ...........................       322,800
       65,000      Audiovox Corp., Cl. A (b) ....................       834,600
       19,000      Benihana, Inc., Cl. A (b) ....................       244,150
       52,000      Bluegreen Corp. (b) ..........................       324,480
       32,000      Bon-Ton Stores, Inc. .........................       355,200
       12,127      Bowl America, Inc., Cl. A ....................       170,688
       37,500      Brookstone, Inc. (b) .........................       799,125
       37,000      Buca, Inc. (b) ...............................       251,970
       45,000      Charlotte Russe Holding, Inc. (b) ............       623,700
       41,000      Cole National Corp., Cl. A (b) ...............       820,000
       34,000      Consolidated Graphics, Inc. (b) ..............     1,073,720
       85,000      CSK Auto Corp. (b) ...........................     1,595,450
       25,000      CSS Industries, Inc. .........................       775,250

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                                                BABSON FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SHADOW STOCK FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
     32,000        Cutter & Buck, Inc. (b) ......................    $  300,160
     39,400        Dave & Buster's, Inc. (b) ....................       499,592
     30,000        DEB Shops, Inc. ..............................       645,000
     39,000        Department 56, Inc. (b) ......................       510,900
      9,500        Duckwall-ALCO Stores, Inc. (b) ...............       149,150
     13,860        Edelbrock Corp. ..............................       174,220
     40,000        Electro Rent Corp. (b) .......................       533,600
      7,500        Equity Marketing, Inc. (b) ...................       105,750
      2,656        Federal Screw Works ..........................       100,397
     50,000        Finish (The) Line, Inc., Cl. A (b) ...........     1,498,500
     20,000        Finlay Enterprises, Inc. (b) .................       282,600
     43,000        Friedman's, Inc., Cl. A ......................       288,530
      2,250        FRMO Corp. (b) ...............................         1,193
     13,000        Garden Fresh Restaurant Corp. (b) ............       208,780
     90,000        Goody's Family Clothing, Inc. ................       842,400
      9,000        Hampshire Group Ltd. (b) .....................       282,330
     34,000        II-VI, Inc. (b) ..............................       877,200
     45,000        Imagistics International, Inc. (b) ...........     1,687,499
     65,000        Isle of Capri Casinos, Inc. (b) ..............     1,395,550
     58,000        JAKKS Pacific, Inc. (b) ......................       763,280
     29,657        K2, Inc. (b) .................................       451,083
     38,000        Marinemax, Inc. (b) ..........................       738,340
     36,750        Maxwell Shoe Co., Inc., Cl. A (b) ............       623,648
     20,000        Midas, Inc. (b) ..............................       286,000
     22,500        Monro Muffler Brake, Inc. (b) ................       450,225
     25,400        Movado Group, Inc. ...........................       717,042
     22,000        National R.V. Holdings, Inc. (b) .............       218,900
     18,500        Perry Ellis International, Inc. (b) ..........       476,930
     69,000        Pinnacle Entertainment, Inc. (b) .............       643,080
     89,000        Prime Hospitality Corp. (b) ..................       907,800
     43,400        Quaker Fabric Corp. ..........................       412,300
     37,550        Rex Stores Corp. (b) .........................       531,708
     11,300        S & K Famous Brands, Inc. (b) ................       194,925
     27,000        Shoe Carnival, Inc. (b) ......................       480,600
     55,000        Source Interlink Co., Inc. (b) ...............       584,100
     12,000        Sport Chalet, Inc. (b) .......................       117,600
     24,000        Sports Authority, Inc. (b) ...................       921,600
     95,000        Stein Mart, Inc. (b) .........................       782,800
     22,000        Steinway Musical
                   Instruments, Inc. (b) ........................       543,400
     15,000        Superior Uniform Group, Inc. .................       246,750
     40,000        Syms Corp. (b) ...............................       275,600
     38,600        Tarrant Apparel Group (b) ....................       138,574
     32,000        Ultimate Electronics, Inc. (b) ...............       244,160

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
     39,000        Vans, Inc. (b) ...............................    $  444,990
     11,700        Weyco Group, Inc. ............................       393,693
     33,000        Whitehall Jewellers, Inc. (b) ................       325,710
     52,000        Wilsons, The Leather
                   Experts, Inc. (b) ............................       181,480
                                                                     ----------
                                                                     33,174,846
                                                                     ==========
CONSUMER STAPLES -- 4.47%
      9,300        Cagle's, Inc., Cl. A (b) .....................        82,770
     26,000        Chalone (The) Wine Group Ltd. (b) ............       228,800
     53,000        Elizabeth Arden, Inc. (b) ....................     1,055,760
      1,700        Foodarama Supermarkets, Inc. (b) .............        45,985
     11,000        Fresh Brands, Inc. ...........................       121,000
      3,200        Genesee Corp., Cl. B .........................        11,552
     52,000        Ingles Markets, Inc., Cl. A ..................       534,040
     14,000        Lifetime Hoan Corp. ..........................       236,600
     39,000        M & F Worldwide Corp. (b) ....................       521,040
     17,425        Marsh Supermarkets, Inc., Cl. A ..............       189,061
     28,125        Marsh Supermarkets, Inc., Cl. B ..............       303,750
     30,000        Natures Sunshine Products, Inc. ..............       253,500
     35,050        Sanderson Farms, Inc. ........................     1,412,515
     52,000        Spartan Stores, Inc. (b) .....................       260,000
     36,000        Standard Commercial Corp. ....................       722,520
     23,000        Water Pik Technologies, Inc. (b) .............       282,210
                                                                     ----------
                                                                      6,261,103
                                                                     ==========
DIVERSIFIED -- 6.00%
     18,400        Andersons (The), Inc. ........................       293,793
     21,125        Astronics Corp. (b) ..........................       105,625
     20,000        Carlisle Holdings Ltd. (b) ...................       123,000
      9,000        Childtime Learning Centers, Inc. (b) .........        17,910
     32,000        Cornell Corrections, Inc. (b) ................       436,800
     15,800        Exponet, Inc. (b) ............................       338,120
     39,800        IShares Russell 2000 Value
                   Index Fund ...................................     6,383,919
      4,500        McRae Industries, Inc., Cl. A ................        45,000
     24,000        New Horizons Worldwide, Inc. (b) .............       136,536
     14,300        Nobel Learning
                   Communities, Inc. (b) ........................        76,934
      2,700        Scope Industries .............................       201,285
     13,800        SL Industries, Inc. (b) ......................       110,676
     12,000        Sun Hydraulics Corp. .........................        86,280
      3,350        VSE Corp. ....................................        44,388
                                                                     ----------
                                                                      8,400,266
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SHADOW STOCK FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
ENERGY -- 3.59%
     30,000        Callon Petroleum Corp. (b) ...................    $  311,100
     31,000        Carrizo Oil & Gas, Inc. (b) ..................       223,231
     21,000        Giant Industries, Inc. (b) ...................       251,580
     76,000        Harvest Natural Resources, Inc. (b) ..........       756,200
     23,000        PetroCorp, Inc. (b) ..........................       309,580
     35,000        Petrofund Energy Trust .......................       506,100
     33,000        Petroleum Development Corp. (b) ..............       782,100
     37,000        Resource America, Inc., Cl. A ................       555,000
     60,200        RPC, Inc. ....................................       661,598
     40,000        Semco Energy, Inc. ...........................       196,000
     22,000        Torch Energy Royalty Trust ...................       126,720
     55,000        Transmontaigne, Inc. (b) .....................       354,750
                                                                     ----------
                                                                      5,033,959
                                                                     ==========
FINANCIAL -- 10.44%
     23,000        America's Car-Mart, Inc. (b) .................       619,160
      8,766        American Business Financial
                   Services, Inc. ...............................        37,696
     37,000        American Home Mortgage
                   Investment Corp. .............................       832,870
     10,500        Bancinsurance Corp. (b) ......................        80,535
      8,300        Brantley Capital Corp. .......................        84,660
     29,000        California First National Bancorp ............       414,700
     15,452        Cotton States Life Insurance Co. .............       304,713
      5,000        Credit Acceptance Corp. (b) ..................        76,500
     28,000        Danielson Holding Corp. (b) ..................        81,480
     16,200        Donegal Group, Inc., Cl. A ...................       356,724
      7,000        Donegal Group, Inc., Cl. B ...................       134,750
     33,000        DVI, Inc. (b) ................................         1,320
     20,000        EMC Insurance Group, Inc. ....................       422,800
     24,725        First Albany Cos., Inc. ......................       347,139
     22,000        First Cash Financial
                   Services, Inc. (b) ...........................       564,102
      5,300        Investors Title Co. ..........................       164,358
     13,000        Matrix Bankcorp, Inc. (b) ....................       120,250
     18,000        Maxcor Financial Group, Inc. .................       232,902
      9,000        Mego Financial Corp. (b) .....................           405
      5,000        Merchants Group, Inc. ........................       119,100
     86,000        MFA Mortgage Investments, Inc. ...............       838,500
     29,000        MFC Bancorp Ltd. (b) .........................       533,600
      2,250        MFC Development Corp. (b) ....................         2,813
     36,800        Midland (The) Co. ............................       869,216
      3,900        National Security Group, Inc. ................        75,118
      6,000        National Western Life Insurance
                   Co., Cl. A (b) ...............................       929,100

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                      MARKET VALUE
--------------------------------------------------------------------------------
     18,400        Navigators (The) Group, Inc. (b) .............    $  568,008
     55,000        Penn Treaty American Corp. (b) ...............       101,200
     29,750        Penn-America Group, Inc. .....................       394,783
     65,000        PMA Capital Corp., Cl. A .....................       332,800
     28,500        PXRE Group Ltd. ..............................       671,745
     35,000        Sanders Morris Harris Group, Inc. ............       434,000
     33,100        Sizeler Property Investors, Inc. .............       354,501
     45,000        Stewart Information Services Corp. ...........     1,824,749
      6,000        Stifel Financial Corp. (b) ...................       117,000
     38,000        SWS Group, Inc. ..............................       676,400
     32,000        TALX Corp. ...................................       736,960
     16,000        Trover Solutions, Inc. (b) ...................       106,080
      4,600        Ziegler (The) Cos., Inc. .....................        65,550
                                                                     ----------
                                                                     14,628,287
                                                                     ==========
HEALTHCARE -- 4.76%
     20,000        Air Methods Corp. (b) ........................       179,600
     17,000        Allou Health Care, Inc., Cl. A (b) ...........            17
      8,000        American Shared Hospital Services ............        48,000
     22,000        Candela Corp. (b) ............................       399,960
     58,000        Ceres Group, Inc. (b) ........................       338,720
     31,000        D & K Healthcare Resources, Inc. .............       420,360
     40,000        DJ Orthopedics, Inc. (b) .....................     1,072,000
     25,000        Healthcare Services Group, Inc. ..............       482,250
      6,100        Kewaunee Scientific Corp. ....................        64,050
     20,000        Matria Healthcare, Inc. (b) ..................       422,600
     64,000        Medical Staffing Network
                   Holdings, Inc. (b) ...........................       700,800
     95,000        Nabi Biopharmaceuticals (b) ..................     1,207,450
     26,000        PDI, Inc. (b) ................................       697,060
     46,000        Prime Medical Services, Inc. (b) .............       215,740
     52,000        Res-Care, Inc. (b) ...........................       421,200
                                                                     ----------
                                                                      6,669,807
                                                                     ==========
TECHNOLOGY -- 12.22%
      8,600        Ault, Inc. (b) ...............................        23,048
     42,300        Bell Microproducts, Inc. (b) .................       383,238
     68,000        Computer Network Technologies
                   Corp. (b) ....................................       648,720
     26,617        Del Global Technologies Corp. (b) ............        54,831
      2,967        Del Global Technologies Corp.
                   Warrants .....................................         1,335
     27,450        Diodes, Inc. (b) .............................       521,550
     43,400        EDO Corp. ....................................     1,069,810
     20,000        ePlus, Inc. (b) ..............................       246,620
     50,000        ESS Technology, Inc. (b) .....................       850,500

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SHADOW STOCK FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
 20,000           GTSI Corp. (b) ................................   $   277,020
 24,000           Inforte Corp. (b) .............................       198,960
 79,000           Integrated Electrical
                  Services, Inc. (b) ............................       730,750
 65,000           MCSI, Inc. (b) ................................           202
 75,000           Methode Electronics, Inc. .....................       917,250
 60,000           Microsemi Corp. (b) ...........................     1,474,800
 41,000           Modtech Holdings, Inc. (b) ....................       344,810
 42,000           Nu Horizons Electronics Corp. (b) .............       411,600
 67,000           NYFIX, Inc. (b) ...............................       532,650
  8,000           Opticnet, Inc. (b) ............................            80
 61,000           PC Connection, Inc. (b) .......................       510,570
 32,000           Peak International Ltd. (b) ...................       179,200
 28,800           Penn Engineering & Manufacturing
                  Corp. (Non-Voting) ............................       548,064
  6,400           Penn Engineering & Manufacturing
                  Corp., Cl. A (Voting) .........................       109,760
 56,000           Pericom Semiconductor Corp. (b) ...............       596,960
 37,000           Plato Learning, Inc. (b) ......................       390,350
 26,000           Pomeroy Computer Resources, Inc. ..............       383,240
 27,000           Powell Industries, Inc. (b) ...................       517,050
 30,000           Richardson Electronics Ltd. ...................       368,700
 22,000           Rofin-Sinar Technologies, Inc. (b) ............       760,320
 33,000           SBS Technologies, Inc. (b) ....................       485,430
 59,000           Stoneridge, Inc. (b) ..........................       887,950
 31,000           Sypris Solutions, Inc. ........................       521,110
 10,000           Tessco Technologies, Inc. (b) .................       141,600
 41,000           Tier Technologies, Inc. (b) ...................       334,970
 30,000           Trikon Technologies, Inc. (b) .................       168,300
104,000           Ulticom, Inc. (b) .............................     1,003,600
  8,760           Video Display Corp. ...........................       107,310
 82,000           Zomax, Inc. (b) ...............................       409,180
                                                                    -----------
                                                                     17,111,438
                                                                    ===========
TELECOMMUNICATION SERVICES -- 1.32%
 31,200           California Amplifier, Inc. (b) ................       438,984
 17,000           Communication Systems, Inc. ...................       136,170
 37,000           Journal Communications, Inc. ..................       685,610
 64,000           Lightbridge, Inc. (b) .........................       582,400
                                                                    -----------
                                                                      1,843,164
                                                                    ===========
TRANSPORTATION & SERVICES -- 5.48%
 34,000           Covenant Transport, Inc., Cl. A (b) ...........       646,340
 12,000           International Shipholding Corp. (b) ...........       177,000
 26,700           Interpool, Inc. ...............................       387,150

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
 38,000           Knightsbridge Tankers Ltd. ....................   $   476,900
 50,000           Mair Holdings, Inc. (b) .......................       364,000
 20,000           Maritrans, Inc. ...............................       334,200
 29,250           Marten Transport Ltd. (b) .....................       449,865
 36,900           Navigant International, Inc. (b) ..............       511,065
 23,000           Nordic American Tanker
                  Shipping Ltd. .................................       346,150
 23,250           Old Dominion Freight Line (b) .................       792,360
 26,100           P.A.M. Transportation
                  Services, Inc. (b) ............................       556,713
 10,600           Petroleum Helicopters, Inc. (b) ...............       259,700
 78,000           RailAmerica, Inc. (b) .........................       920,400
 38,000           Stelmar Shipping Ltd. .........................       830,680
 20,200           Transport Corporation of
                  America, Inc. (b) .............................       146,450
 25,000           U.S. Xpress Enterprises,
                  Inc., Cl. A (b) ...............................       306,250
 17,000           USA Truck, Inc. (b) ...........................       168,113
                                                                    -----------
                                                                      7,673,336
                                                                    ===========
UTILITIES -- 5.10%
 34,000           American States Water Co. .....................       849,999
 30,554           California Water Service Group ................       837,180
 26,900           Cascade Natural Gas Corp. .....................       567,321
 12,700           Chesapeake Utilities Corp. ....................       330,835
 19,500           Connecticut Water Service, Inc. ...............       539,175
  7,000           Delta Natural Gas Co., Inc. ...................       167,020
  9,000           EnergySouth, Inc. .............................       315,000
  8,000           Florida Public Utilities Co. ..................       126,280
 13,500           Green Mountain Power Corp. ....................       318,600
  3,900           Maine & Maritimes Corp. .......................       136,539
 24,400           Middlesex Water Co. ...........................       495,320
 35,000           NUI Corp. .....................................       564,200
  4,500           RGC Resources, Inc. ...........................       102,825
  4,800           SJW Corp. .....................................       428,400
 17,200           South Jersey Industries, Inc. .................       696,600
 23,551           Southwest Water Co. ...........................       377,994
 11,476           Unitil Corp. ..................................       296,081
                                                                    -----------
                                                                      7,149,369
                                                                    ===========
TOTAL COMMON STOCKS .............................................   136,268,357
(COST $98,976,577)                                                  ===========


SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

SHADOW STOCK FUND (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
OR SHARES           DESCRIPTION                                     MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 2.28%

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 2.28%
$3,190,000     0.60%, 01/02/04 ..................................  $  3,190,000
                                                                   ============
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ..............................................     3,190,000
(COST $3,189,947)                                                  ============

TOTAL INVESTMENTS ...............................................   139,458,357
(COST $102,166,524) (a) -- 99.56%

Other assets in excess of liabilities -- 0.44% ..................       627,042
                                                                   ============

NET ASSETS -- 100.00% ...........................................  $140,085,399
                                                                   ============

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.











SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON VALUE FUND
--------------------------------------------------------------------------------

During Reporting Period, equity markets benefited from a surge in positive investor psychology, renewed interest in stock investing and a recovering U.S. economy. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing equity market dynamic. Additionally, stocks that generally suffered the most during the recent bear market such as technology issues rebounded strongly during the second half of 2003. Economically sensitive sectors including producer durables and materials & processing also realized highly favorable performance.

During the Reporting Period, the Babson Value Fund underperformed its benchmark, the Russell 1000 Value Index(R). The Fund's underperformance was driven by weak stock selection in the technology, financial services and utilities sectors. In each area the Fund's holdings generated positive results but failed to advance as strongly as the benchmark's positions. The Fund's positions in the producer durables sector also detracted from results.

The Fund did realize strong performance during the Reporting Period in the health care sector, which was the weakest economic sector on a benchmark basis. Additionally, the Fund's chemical holdings in the materials and processing sector added considerable value.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                CITIGROUP, INC. ..............          3.7%
                WEYERHAEUSER CO. .............          3.3%
                ROCKWELL COLLINS .............          3.3%
                EXXON MOBIL CORP. ............          3.2%
                AMERICAN INT'L GROUP .........          3.2%
                PPG INDUSTRIES INC. ..........          3.2%
                DIAGEO PLC ADR ...............          3.0%
                MC DONALDS ...................          2.9%
                WELLS FARGO COMPANY ..........          2.9%
                PFIZER, INC. .................          2.7%
                                                       ----
                TOTAL ........................         31.4%
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON VALUE FUND

-------------------------------------------------------------------------------
SHARES            DESCRIPTION                                      MARKET VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 99.13%
BASIC MATERIALS -- 10.10%
  214,000         Dow Chemical Co. ............................    $  8,895,980
  127,100         du Pont (E.I.) de Nemours & Co. .............       5,832,619
  201,660         PPG Industries, Inc. ........................      12,910,273
  209,920         Weyerhaeuser Co. ............................      13,434,880
                                                                   ------------
                                                                     41,073,752
                                                                   ============
CAPITAL GOODS -- 6.47%
  155,672         Lockheed Martin Corp. .......................       8,001,541
   84,500         Parker-Hannifin Corp. .......................       5,027,750
  443,200         Rockwell Collins, Inc. ......................      13,309,296
                                                                   ------------
                                                                     26,338,587
                                                                   ============
CONSUMER CYCLICAL -- 11.96%
  276,900         (The) Walt Disney Co. .......................       6,460,077
  108,870         Gannett Co., Inc. ...........................       9,706,849
  586,300         Limited Brands, Inc. ........................      10,570,989
  478,500         McDonald's Corp. ............................      11,881,155
  339,740         Waste Management, Inc. ......................      10,056,304
                                                                   ------------
                                                                     48,675,374
                                                                   ============
CONSUMER STAPLES -- 8.57%
  233,400         Diageo PLC ADR ..............................      12,337,524
  263,100         H.J. Heinz Co. ..............................       9,584,733
  213,200         Kellogg Co. .................................       8,118,656
  799,700         Rite Aid Corp. (b) ..........................       4,830,188
                                                                   ------------
                                                                     34,871,101
                                                                   ============
ENERGY -- 7.94%
  198,732         BP Amoco PLC ADR ............................       9,807,424
  322,300         Exxon Mobil Corp. ...........................      13,214,300
  176,900         Royal Dutch Petroleum Co. ADR ...............       9,267,791
                                                                   ------------
                                                                     32,289,515
                                                                   ============
FINANCIAL -- 32.27%
  144,100         AFLAC, Inc. .................................       5,213,538
  191,950         Allstate Corp. ..............................       8,257,689
  198,100         American Express Co. ........................       9,554,363
  197,800         American International Group, Inc. ..........      13,110,184
  112,000         Bank of America Corp. .......................       9,008,160
  313,066         Citigroup, Inc. .............................      15,196,224
   63,100         Everest Re Group Ltd. .......................       5,338,260
   98,600         Fifth Third Bancorp .........................       5,827,260
  190,300         Freddie Mac .................................      11,098,296
  123,800         Morgan Stanley Dean Witter & Co. ............       7,164,306
  142,790         National City Corp. .........................       4,846,293
  166,600         Radian Group, Inc. ..........................       8,121,750
  209,100         SLM Corp. ...................................       7,878,888

-------------------------------------------------------------------------------
SHARES            DESCRIPTION                                      MARKET VALUE
-------------------------------------------------------------------------------
   60,800         Student Loan Corp. ..........................   $  8,876,800
  200,380         Wells Fargo & Co. ...........................     11,800,378
                                                                  ------------
                                                                   131,292,389
                                                                  ============
HEALTHCARE -- 5.07%
  330,800         Bristol-Myers Squibb Co. ....................      9,460,880
  316,400         Pfizer, Inc. ................................     11,178,412
                                                                  ------------
                                                                    20,639,292
                                                                  ============
TECHNOLOGY -- 5.87%
  464,400         Apple Computer, Inc. (b) ....................      9,924,228
  120,200         Automatic Data Processing, Inc. .............      4,761,122
   99,220         International Business
                  Machines Corp. ..............................      9,195,710
                                                                  ------------
                                                                    23,881,060
                                                                  ============
TELECOMMUNICATION SERVICES -- 3.60%
  167,900         BCE, Inc. ...................................      3,754,244
  310,800         Verizon Communications, Inc. ................     10,902,864
                                                                  ------------
                                                                    14,657,108
                                                                  ============
TRANSPORTATION & SERVICES -- 2.68%
  156,700         Union Pacific Corp. .........................     10,887,516
                                                                  ============
UTILITIES -- 4.60%
  186,200         Entergy Corp. ...............................     10,637,606
   63,200         Exelon Corp. ................................      4,193,952
   80,000         NSTAR .......................................      3,880,000
                                                                  ------------
                                                                    18,711,558
                                                                  ============
TOTAL COMMON STOCKS ...........................................    403,317,252
(COST $256,711,937)                                               ============

INVESTMENT COMPANIES -- 0.94%

3,833,069         Wells Fargo Prime Investment
                  Money Market ................................      3,833,069
                                                                  ============

TOTAL INVESTMENT COMPANIES ....................................      3,833,069
(COST $3,833,069)                                                 ============

TOTAL INVESTMENTS -- 100.07% ..................................    407,150,321
(COST $260,545,006) (a)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.07)% ..............       (297,559)
                                                                  ============
NET ASSETS -- 100.00% .........................................   $406,852,762
                                                                  ============

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITORY RECEIPT.

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------
16                                               BABSON FUNDS SEMIANNUAL REPORT
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON-STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------

MARKET REVIEW
Global equity markets had a solid six months and finished the calendar year up strongly. The MSCI EAFE index returned 26.7% over the six months ending 31 December 2003 and ended up 39.2% for the year, which resulted in 2003 being the first year in the last four to deliver positive returns to investors. Economic data around the globe, and particularly in the US, surprised on the upside which supported stock markets. Over the period, all regions performed strongly registering returns greater than 20%. Emerging markets was the top performing region as it benefited from improving demand for its exports and stronger global economic growth. Further, all MSCI sectors delivered double digit returns. The materials sector outperformed other industry sectors due to the growing demand for commodities, particularly from China, and a strong appetite for cyclical stocks amongst investors.

FUND PERFORMANCE
The fund returned 21.4% during the six month to 31 December 2003, resulting in a 5.3% underperformance. Stocks that detracted from fund performance were:
Schering, due to disappointing results and a profit warning; Gamuda Berhad, after the company lost a major rail project with the Malaysian government; Yamato Transport, which reported poor first half earnings and downgraded its full year result due to higher personnel costs; and Fuji Television Network, which said its annual profits fell due to lower sales and losses on securities. More generally, the fund's underweight exposure to Japan and the materials sector held back performance. Stocks that positively contributed to fund performance were: Vodafone, which delivered a good first half result due to strength across the business; Mitsui & Co, which experienced a positive reaction to its acquisition of additional LNG assets; Total, due to strong third quarter profits and a production growth forecast of 5% per annum until 2007; and Irish Life & Permanent, which continued to rise throughout the period after reporting a good set of results in September.

FUND ACTIVITY -- PURCHASES
Twenty new companies were added to the fund over the period. These included Reckitt Benckiser, a global leader in household cleaning products with high growth prospects; and Heineken, a high quality company that has fallen out of favour with the market. The opportunity to buy Shin-Etsu Chemical, a synthetic resin and chemicals producer, arose after underperformance led to a cheap valuation. A placing at a large discount to NAV created a good opportunity to buy Hong Kong based Henderson Land, which is highly exposed to the positive dynamics of the Hong Kong property sector.

H&M, GlaxoSmithKline and Macquarie Infrastructure Group were also purchased. H&M is Europe's largest clothing retailer, the company has a strong earnings growth outlook as it continues to roll out new stores in Europe and remains focused on improving its purchasing processes. GlaxoSmithKline became attractive after its share price declined and the prospect of more positive news flow from its drug pipeline emerged at its R&D day. Macquarie Infrastructure Group has high quality assets and the potential for an upward revaluation of its assets as it opens a new toll road in the UK.

In the financials sector we added HSBC Holdings, ABN Amro and Deutsche Boerse. HSBC Holdings, an international banking and financial services group has a positive outlook due to its exposure to Hong Kong. The market over-reacted to ABN Amro's exposure to US mortgage growth, which created an attractive buying opportunity in the company. Deutsche Boerse, the German stock exchange, was purchased as we expect strong earnings growth from its low cost electronic trading systems.

Other smaller new purchases included Abbey National, Fresenius Medical Care, Shionogi & Co, Jafco, Diageo, Intercontinental, WH Smith, Credit Suisse Group, Novartis, Fuji Television Network, NTT Docomo, Gamuda Berhad and Canon.

--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON-STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND ACTIVITY -- SALES
Several stocks were completely sold during the period. China Resources, Nippon Television, Pearson, Pernod Richard, Kaneka, Dixons Group, AstraZeneca and Television Broadcasts were sold to take profits after strong share price rallies. Interbrew was sold and the proceeds reinvested into Heineken, which has a greater earnings growth outlook. Seiko Epson was sold to fund the purchase of Canon where the outlook appears more favourable. Disappointing share price performance from Aventis, poor results from Sony and Securitas, high management turnover at Brambles and regulatory risk surrounding SK Telecom led to their sell down.

OUTLOOK
Global stockmarkets are being supported by historically low interest rates globally, notably in the US, and improved corporate balance sheets and cash flows. Economic data continues to paint a positive backdrop for the first half of 2004. Commodity prices remain strong as Chinese growth drives demand for many natural resources. However, weakness in the US dollar and greater currency volatility could undermine this confidence. High budget deficits and personal debt in many major economies has led to expectations of tighter monetary policy in some economies and bond yields are rising as a consequence. Valuations for many stocks also now appear quite full and investors need to be convinced that stronger economies will drive better earnings growth than is currently anticipated.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                VODAFONE GROUP PLC ............        4.3%
                TOTALFINAELF SA ...............        3.2
                ROYAL DUTCH PETROLEUM .........        3.0
                GLAXOSMITHKLINE PLC ...........        2.9
                NESTLE SA .....................        2.8
                ROYAL BK OF SCOTLAND ..........        2.6
                BNP PARIBAS SA ................        2.4
                TESCO PLC .....................        2.3
                ROCHE HOLDING AG ..............        2.0
                UNICREDITO ITALIANO ...........        2.0
                                                      ----
                TOTAL .........................       27.5%
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
18                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON-STEWART IVORY INTERNATIONAL FUND

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.38%
AUSTRALIA -- 1.50%
BANKING & FINANCE -- 1.50%
 70,354           Macquarie Infrastructure Group ..............        $180,228
                                                                       ========

FINLAND -- 1.43%
TELECOMMUNICATIONS -- 1.43%
  9,900           Nokia Oyj Cl. A .............................         171,202
                                                                       ========

FRANCE -- 8.29%
BANKING & FINANCE -- 3.35%
  4,549           BNP Paribas SA ..............................         286,435
  4,877           Credit Agricole SA ..........................         116,450
                                                                       --------
                                                                        402,885
                                                                       ========
CONSUMER CYCLICAL -- 1.73%
  2,538           L'Oreal SA ..................................         208,085
ENERGY -- 3.21%
  2,072           Total SA Cl. B ..............................         385,233
                                                                       --------
                                                                        996,203
                                                                       ========

GERMANY -- 4.37%
BANKING & FINANCE -- 1.33%
  2,910           Deutsche Boerse AG ..........................         159,668
HEALTHCARE -- 1.05%
  1,768           Fresenius Medical Care AG ...................         125,999
TECHNOLOGY -- 1.22%
    870           SAP AG ......................................         146,829
TRANSPORTATION & SERVICES -- 0.77%
    156           Porsche AG ..................................          92,285
                                                                       --------
                                                                        524,781
                                                                       ========

HONG KONG -- 4.53%
ENERGY -- 0.90%
 55,500           CNOOC Ltd. ..................................         108,661
REAL ESTATE -- 1.62%
 44,000           Henderson Land Development Co.
                   Ltd. .......................................         194,394
TELECOMMUNICATIONS -- 1.09%
 69,000           Asia Satellite Telecommunications
                   Holdings Ltd. ..............................         131,093
UTILITIES -- 0.92%
 72,100           Hong Kong & China Gas Co. Ltd. ..............         110,050
                                                                       --------
                                                                        544,198
                                                                       ========

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
IRELAND -- 0.84%
BANKING & FINANCE -- 0.84%
  6,271           Irish Life & Permanent PLC ..................        $101,247
                                                                       ========

ITALY -- 2.01%
BANKING & FINANCE -- 2.01%
 44,760           UniCredito Italiano S.p.A. ..................         241,640
                                                                       ========

JAPAN -- 23.51%
BANKING & FINANCE -- 2.54%
  1,500           Jafco Co. Ltd ...............................         117,850
 11,000           Nomura Holdings, Inc. .......................         187,319
                                                                       --------
                                                                        305,169
                                                                       ========
CHEMICALS -- 1.33%
  3,900           Shin-Etsu Chemical Co. Ltd ..................         159,392
CONSUMER CYCLICAL -- 4.53%
  9,000           Bridgestone Corp. ...........................         121,013
  6,000           Fuji Photo Film Co. Ltd. ....................         193,711
  5,200           Honda Motor Co. Ltd .........................         230,961
                                                                       --------
                                                                        545,685
                                                                       ========
HEALTHCARE -- 1.77%
  5,000           Shionogi & Co. Ltd ..........................          93,123
  3,000           Takeda Chemical Industries Ltd. .............         118,970
                                                                       --------
                                                                        212,093
                                                                       ========
INDUSTRIAL GOODS & SERVICES -- 2.70%
  6,000           Daikin Industries Ltd .......................         138,565
 23,000           Mitsui & Co. Ltd. ...........................         185,210
                                                                       --------
                                                                        323,775
                                                                       ========
MULTI-MEDIA -- 1.26%
     28           Fuji Television Network, Inc. ...............         151,535
OFFICE AUTOMATION & EQUIPMENT -- 1.55%
  4,000           Canon, Inc. .................................         186,246
TECHNOLOGY -- 2.59%
  2,500           Murata Manufacturing Co. Ltd. ...............         135,066
  1,500           Rohm Co. Ltd. ...............................         175,795
                                                                       --------
                                                                        310,861
                                                                       ========
TELECOMMUNICATIONS -- 2.96%
     23           KDDI Corp. ..................................         131,772
     99           Ntt Docomo, Inc. ............................         224,475
                                                                       --------
                                                                        356,247
                                                                       ========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON-STEWART IVORY INTERNATIONAL FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
TRANSPORTATION & SERVICES -- 2.28%
     33           East Japan Railway Co. ......................       $ 155,501
 10,000           Yamato Transport Co. Ltd ....................         117,757
                                                                      ---------
                                                                        273,258
                                                                      =========
                                                                      2,824,261
                                                                      =========

MALAYSIA -- 2.03%
INDUSTRIAL GOODS & SERVICES -- 0.97%
 70,000           Gamuda Berhad ...............................         116,974
TELECOMMUNICATIONS -- 1.06%
 64,000           Maxis Communications Berhad .................         127,158
                                                                      ---------
                                                                        244,132
                                                                      =========

NETHERLANDS -- 8.79%
BANKING & FINANCE -- 1.53%
  7,838           ABN Amro Holding NV .........................         183,394
CONSUMER STAPLES -- 1.25%
  3,955           Heineken NV .................................         150,607
ENERGY -- 2.97%
  6,768           Royal Dutch Petroleum Co. ...................         356,840
MULTI-MEDIA -- 3.04%
  7,272           Philips Electronics NV ......................         212,344
  4,839           VNU NV ......................................         152,897
                                                                        365,241
                                                                      ---------
                                                                      1,056,082
                                                                      =========

SOUTH KOREA -- 2.48%
BANKING & FINANCE -- 1.31%
  4,210           Kookmin Bank (b) ............................         157,765
TECHNOLOGY -- 1.17%
    370           Samsung Electronics Co. Ltd. ................         140,050
                                                                      ---------
                                                                        297,815
                                                                      =========

SPAIN -- 1.10%
BANKING & FINANCE -- 1.10%
  2,217           Banco Popular Espanol SA ....................         132,270
                                                                      =========

SWEDEN -- 1.44%
CONSUMER CYCLICAL -- 1.44%
  7,300           Hennes & Mauritz AB, Series B ...............         173,488
                                                                      =========

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
SWITZERLAND -- 10.00%
BANKING & FINANCE -- 1.08%
  3,551           Credit Suisse Group .........................       $ 129,923
CONSUMER CYCLICAL -- 1.14%
  2,135           Adecco SA ...................................         137,241
CONSUMER STAPLES -- 2.80%
  1,347           Nestle SA ...................................         336,546
HEALTHCARE -- 3.66%
  4,336           Novartis AG .................................         196,860
  2,402           Roche Holding AG ............................         242,288
                                                                      ---------
                                                                        439,148
                                                                      =========
INSURANCE -- 1.32%
  2,981           Converium Holding AG ........................         158,480
                                                                      ---------
                                                                      1,201,338
                                                                      =========

THAILAND -- 1.40%
BANKING & FINANCE -- 1.40%
 94,900           Kasikornbank Public Co. Ltd. (b) ............         167,657
                                                                      =========

UNITED KINGDOM -- 26.66%
BANKING & FINANCE -- 5.71%
 16,120           Abbey National PLC ..........................         153,232
 14,275           HSBC Holdings PLC ...........................         224,368
 10,403           Royal Bank of Scotland Group PLC ............         306,534
                                                                      ---------
                                                                        684,134
                                                                      =========
CONSUMER CYCLICAL -- 3.45%
 18,068           Intercontinental Hotels Group PLC ...........         171,102
  6,515           Reckitt & Benckiser PLC .....................         147,418
 19,416           W.H. Smith PLC ..............................          95,757
                                                                      ---------
                                                                        414,277
                                                                      =========
CONSUMER STAPLES -- 3.15%
  7,962           Diageo PLC ..................................         104,761
 59,397           Tesco PLC ...................................         274,065
                                                                      ---------
                                                                        378,826
                                                                      =========
HEALTHCARE -- 3.90%
 15,023           Glaxosmithkline PLC .........................         344,236
 14,752           Smith & Nephew PLC ..........................         123,921
                                                                      ---------
                                                                        468,157
                                                                      =========

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON-STEWART IVORY INTERNATIONAL FUND (CONTINUED)

--------------------------------------------------------------------------------
SHARES            DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
MANUFACTURING -- 1.50%
 15,189           Smiths Group PLC ............................     $   179,730
MULTI-MEDIA -- 2.54%
 14,021           British Sky Broadcasting Group
                  PLC (b) .....................................         176,451
 11,520           Pearson PLC .................................         128,272
                                                                    -----------
                                                                        304,723
                                                                    ===========
TELECOMMUNICATIONS -- 4.27%
207,035           Vodafone Group PLC ..........................         513,313
TRANSPORTATION & SERVICES -- 0.50%
 11,474           easyJet PLC (b) .............................          60,183
UTILITIES -- 1.64%
 52,237           Centrica PLC ................................         197,311
                                                                    -----------
                                                                      3,200,654
                                                                    ===========
TOTAL COMMON STOCKS ...........................................      12,057,196
(COST $9,973,859)                                                   ===========

TOTAL INVESTMENTS -- 100.38% ..................................      12,057,196
COST $9,973,859) (a)
Liabilities in excess of other assets -- (0.38)% ..............         (46,021)
                                                                    ===========
NET ASSETS -- 100.00% .........................................     $12,011,175
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST
--------------------------------------------------------------------------------

MARKET HIGHLIGHTS
By the summer of 2003, there were more positive signs for the economy. Consumer spending climbed from first quarter dips, the housing market remained strong and the Federal Reserve continued its accommodative policy, reducing short-term interest rates in June to their lowest levels since 1958. In the late-summer reporting periods, many companies announced better than expected results and Gross Domestic Product figures for the 3rd quarter were the highest since 1984.

Corporate bonds performed strongly, as investors looked for yield and corporate America continued to take advantage of lower interest rates to improve balance sheets. Mortgages, on the other hand, did not perform as well in 2003. Volatile interest rates have resulted in underperformance for this asset class, especially versus credit sectors.

Despite the predominantly positive news, unemployment remained the one sticking point. Unemployment remained high during for the six months ending December 2003 (the "Reporting Period"), peaking at 6.2% in July. However, the employment picture did begin to show signs of improvement in the latter months of the 2003, albeit at a very slow pace.

PORTFOLIO HIGHLIGHTS -- BOND TRUST LONG
For the six months ending December 2003, the Babson Bond Trust Long returned +3.65% net-of-fees, versus a return of +3.93% for the Lehman Brothers Aggregate Index, the Fund's benchmark.

Contributions to performance for the period came primarily from the Fund's overweight exposure in corporate credits and the Fund's downward tilt in quality within the investment grade names held. Deleveraging, lower interest costs, and balance sheet repair contributed to healthier credit fundamentals, and corporate spreads tightened over 2003. At the same time, investors continued to search for yield, keeping demand high. Corporate bonds on the lower end of the quality spectrum were the best performers within the corporate market during the period, and the Fund's overweight exposure to BBB-rated bonds served the Fund well. Detracting from performance was the Fund's underweight in the utility sector. This particular sector did well this year and represented a significant exposure in the benchmark index. We continue to favor corporate bonds in which the Fund is currently overweight, and anticipate that they will continue to offer opportunities in an improving economic environment.

Treasury exposure remains underweight in the Fund, replaced by higher yielding corporate bonds. Although mortgages presented brief yet considerable opportunities for the Fund over the Reporting Period, due to significant interest rate volatility, the Fund has been cautious in its exposure to this asset class throughout the year, and as of the end of 2003 held an underweight position.

PORTFOLIO HIGHLIGHTS -- BOND TRUST SHORT
For the six months ending December 2003, the Babson Bond Trust Short returned +0.32% net-of-fees, versus a return of +0.61% for the Lehman Brothers Intermediate Aggregate Index, the Fund's benchmark.

Contributions to performance for the period came primarily from the Fund's overweight exposure in corporate credits and the Fund's downward tilt in quality within the investment grade names held. Deleveraging, lower interest costs, and balance sheet repair contributed to healthier credit fundamentals, and corporate spreads tightened over 2003. At the same time, investors continued to search for yield, keeping demand high. Corporate bonds on the lower end of the quality spectrum were the best performers within the corporate market during the period, and the Fund's overweight exposure to BBB-rated bonds served the Fund well. Detracting from performance was the Fund's underweight in the utility sector. This particular sector did well this year and represented a significant exposure in the benchmark index. We continue to favor corporate bonds in which the Fund is currently over-

--------------------------------------------------------------------------------
22                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST
--------------------------------------------------------------------------------

weight, and anticipate that they will continue to offer opportunities in an improving economic environment.

Treasury exposure remains underweight in the Fund, replaced by higher yielding corporate bonds. Although mortgages presented brief yet considerable opportunities for the Fund over the Reporting Period, due to significant interest rate volatility, the Fund has been cautious in its exposure to this asset class throughout the year, and as of the end of 2003 held an underweight position.

------------------------------------------------
QUALITY RATINGS
------------------------------------------------
                    PORTFOLIO L     PORTFOLIO S
                    -------------   ------------
  Aaa ...........        53.4%           50.5%
  Aa ............         5.6%            7.3%
  A .............        20.1%           20.0%
  Lower .........        21.0%           22.2%
                         ----            ----
  TOTAL .........         100%            100%
--------------------------------------------------------------------------------
SOURCE: MOODY'S











--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 41.30%
BANKS & FINANCE -- 14.87%
$  200,000        American General Finance,
                   5.875%, 07/14/06 ..............................   $  215,953
   175,000        Bank of America Corp.,
                   3.25%, 08/15/08 ...............................      173,057
   285,000        Boeing Capital Corp.,
                   7.10%, 09/27/05 ...............................      308,351
   200,000        CIT Group, Inc.,
                   4.125%, 02/21/06 ..............................      207,067
   225,000        CIT Group, Inc.,
                   7.375%, 04/02/07 ..............................      254,321
   445,000        Countrywide Home Loans, Inc.,
                   5.50%, 02/01/07 ...............................      477,153
   400,000        Daimler Chrysler Holding Corp.,
                   6.90%, 09/01/04 ...............................      412,695
   280,000        Ford Motor Co.,
                   6.375%, 02/01/29 ..............................      250,528
   500,000        Ford Motor Credit Co.,
                   7.60%, 08/01/05 ...............................      534,606
    80,000        Ford Motor Credit Co.,
                   5.625%, 10/01/08 ..............................       82,212
   200,000        Ford Motor Credit Co.,
                   7.00%, 10/01/13 ...............................      211,309
   200,000        Franklin Resources, Inc.,
                   3.70%, 04/15/08 ...............................      199,110
   270,000        General Electric Capital Corp.,
                   4.25%, 12/01/10 ...............................      269,062
   500,000        General Motors Acceptance Corp.,
                   7.75%, 01/19/10 ...............................      567,472
   150,000        General Motors Acceptance Corp.,
                   8.375%, 07/15/33 ..............................      174,645
   345,000        Goldman Sachs Group, Inc.,
                   2.85%, 10/27/06 ...............................      346,836
   590,000        Household Finance Corp.,
                   6.375%, 11/27/12 ..............................      648,372
   220,000        Jefferies Group, Inc.,
                   7.50%, 08/15/07 ...............................      247,497
   210,000        John Deere Capital Corp.,
                   5.125%, 10/19/06 ..............................      223,959
   400,000        JP Morgan Chase & Co.,
                   3.125%, 12/11/06 ..............................      403,536
   500,000        Kimco Realty Corp.,
                   7.86%, 11/01/07 ...............................      577,543
   575,000        Merrill Lynch & Co.,
                   4.125%, 01/15/09 ..............................      581,946
   375,000        National Rural Utilities Co.,
                   8.00%, 03/01/32 ...............................      468,546
   300,000        National Rural Utilities Cooperative
                   Finance Corp.,
                  4.375%, 10/01/10 ...............................      301,670

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$1,600,000        SLM Corp.,
                   5.00%, 10/01/13 ...............................   $1,592,844
   375,000        Textron Financial Corp.,
                   2.69%, 10/03/06 ...............................      372,719
 1,200,000        Toyota Motor Credit Corp.,
                   4.35%, 12/15/10 ...............................    1,218,184
   400,000        Washington Mutual, Inc.,
                   2.40%, 11/03/05 ...............................      401,192
                                                                     ----------
                                                                     11,722,385
                                                                     ==========
COMMUNICATIONS -- 3.32%
   225,000        Clear Channel Communications, Inc.,
                   4.25%, 05/15/09 ...............................      225,900
   505,000        Comcast Cable Communications, Inc.,
                   6.375%, 01/30/06 ..............................      543,974
   115,000        Cox Communications, Inc.,
                   6.75%, 03/15/11 ...............................      130,474
   175,000        Interactive Corp.,
                   7.00%, 01/15/13 ...............................      193,278
   150,000        Sprint Corp.,
                   6.90%, 05/01/19 ...............................      153,666
   345,000        TCI Communications, Inc.,
                   6.875%, 02/15/06 ..............................      374,767
   275,000        Verizon Global Funding Corp.,
                   7.75%, 12/01/30 ...............................      324,244
   200,000        Verizon Virginia, Inc.,
                   4.625%, 03/15/13 ..............................      193,184
   250,000        WorldCom, Inc.,
                   0.00%, 05/15/04 (b) ...........................       84,375
 1,165,000        WorldCom, Inc.,
                   0.00%, 05/15/31 (b) ...........................      393,188
                                                                     ----------
                                                                      2,617,050
                                                                    ==========
CONSUMER CYCLICAL -- 1.17%
   100,000        Aramark Services, Inc.,
                   7.00%, 05/01/07 ...............................      110,034
   805,000        Liberty Media Corp.,
                   3.50%, 09/25/06 ...............................      809,648
                                                                     ----------
                                                                        919,682
                                                                     ==========
DIVERSIFIED -- 14.78%
   400,000        Albertson's, Inc.,
                   7.50%, 02/15/11 ...............................      459,186
   185,000        Anheuser-Busch Companies, Inc.,
                   5.05%, 10/15/16 ...............................      184,210
   200,000        Anheuser-Busch Companies, Inc.,
                   6.50%, 02/01/43 ...............................      218,067
   150,000        Aramark Corp.,
                   8.15%, 05/01/05 ...............................      160,575

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
24                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED (CONTINUED)
$  290,000        AutoZone, Inc.,
                   5.875%, 10/15/12 ..............................   $  301,244
   250,000        Cendant Corp.,
                   7.375%, 01/15/13 ..............................      287,155
    50,000        Crane Co.,
                   5.50%, 09/15/13 ...............................       51,260
    75,000        CRH America, Inc.,
                   6.40%, 10/15/33 ...............................       76,962
   375,000        CSX Corp.,
                   6.25%, 10/15/08 ...............................      411,403
   650,000        Daimler Chrysler N.A. Holding
                   Corp.,
                   4.05%, 06/04/08 ...............................      646,220
    10,000        Electronic & Data Systems, Inc.,
                   7.125%, 10/15/09 ..............................       10,690
   400,000        Enterprise Products Partners LP,
                   7.50%, 02/01/11 ...............................      447,627
   331,422        Federal Express Corp.,
                   7.50%, 01/15/18 ...............................      379,263
   540,000        First Brands Corp.,
                   7.25%, 03/01/07 ...............................      612,280
   175,000        First Industrial LP,
                   7.60%, 05/15/07 ...............................      197,490
   280,000        Ford Motor Co.,
                   6.625%, 02/15/28 ..............................      258,529
   450,000        Fred Meyer, Inc.,
                   7.45%, 03/01/08 ...............................      512,983
    50,000        General Electric Co.,
                   5.00%, 02/01/13 ...............................       50,658
   800,000        General Mills, Inc.,
                   2.625%, 10/24/06 ..............................      796,145
   410,000        Hershey Foods Corp.,
                   7.20%, 08/15/27 ...............................      480,033
   325,000        Humana, Inc.,
                   7.25%, 08/01/06 ...............................      355,310
   145,000        International Game Technology,
                   8.375%, 05/15/09 ..............................      173,804
   200,000        International Paper Co.,
                   5.50%, 01/15/14 ...............................      201,127
   500,000        Johnson Controls, Inc.,
                   4.875%, 09/15/13 ..............................      505,359
    25,000        Kroger Co.,
                   6.75%, 04/15/12 ...............................       27,745
   185,000        Marriott International, Inc.,
                   7.00%, 01/15/08 ...............................      206,289
   155,000        Mohawk Industries, Inc.,
                   6.50%, 04/15/07 ...............................      170,302
   100,000        Newell Rubbermaid, Inc.,
                   4.00%, 05/01/10 ...............................       96,889

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$  450,000        Norfolk Southern Corp.,
                   7.25%, 02/15/31 ...............................   $  511,201
   775,000        Procter & Gamble Co.,
                   3.50%, 12/15/08 ...............................      773,529
   125,000        Rouse Co.,
                   5.375%, 11/26/13 ..............................      124,581
   400,000        Safeway, Inc.,
                   2.50%, 11/01/05 ...............................      396,301
   175,000        Simon Debartolo Group LP,
                   6.875%, 11/15/06 ..............................      195,102
   225,000        SUPERVALU, Inc.,
                   7.50%, 05/15/12 ...............................      255,994
   625,000        Tosco Corp.,
                   7.25%, 01/01/07 ...............................      700,771
   250,000        Transalta Corp.,
                   5.75%, 12/15/13 ...............................      251,815
   150,000        Walt Disney Co.,
                   6.75%, 03/30/06 ...............................      163,232
                                                                     ----------
                                                                     11,651,331
                                                                     ==========
INDUSTRIALS -- 2.29%
   450,000        Avery Dennison Corp.,
                   6.76%, 04/15/05 ...............................      477,944
   350,000        Ingersoll-Rand Co., Ltd.,
                   5.80%, 06/01/04 ...............................      356,263
   275,000        Lockheed Martin Corp.,
                   8.50%, 12/01/29 ...............................      361,451
   550,000        Praxair, Inc.,
                   6.50%, 03/01/08 ...............................      611,692
                                                                     ----------
                                                                      1,807,350
                                                                     ==========
UTILITIES -- 4.87%
   100,000        Buckeye Partners LP,
                   4.625%, 07/15/13 ..............................       96,340
   445,000        Canadian National Railway Co.,
                   6.375%, 10/15/11 ..............................      492,031
   150,000        Carolina Power & Light Co.,
                   6.125%, 09/15/33 ..............................      154,704
   300,000        Consolidated Edison, Inc.,
                   6.15%, 07/01/08 ...............................      329,929
   225,000        Consolidated Natural Gas Co.,
                   6.25%, 11/01/11 ...............................      248,934
   450,000        Dominion Resources, Inc.,
                   7.82%, 09/15/04 ...............................      469,715
   100,000        Exelon Generation Co., LLC,
                   6.95%, 06/15/11 ...............................      112,499
   450,000        Keyspan Gas East Corp.,
                   6.90%, 01/15/08 ...............................      506,604

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
$  250,000        Kinder Morgan, Inc.,
                   7.125%, 03/15/12 ..............................   $  286,865
   325,000        MidAmerican Energy Holdings Co.,
                   5.125%, 01/15/13 ..............................      331,227
   100,000        New Valley Corp.,
                   4.69%, 01/15/22 ...............................       98,247
   125,000        Nisource Finance Corp.,
                   3.20%, 11/01/06 ...............................      126,094
   200,000        Piedmont Natural Gas Co.,
                   6.00%, 12/19/33 ...............................      198,492
   155,000        PSEG Power,
                   5.50%, 12/01/15 ...............................      155,623
   225,000        Public Service Company of Colorado,
                   5.50%, 04/01/14 ...............................      234,404
                                                                     ----------
                                                                      3,841,708
                                                                     ==========
TOTAL CORPORATE BONDS ............................................   32,559,506
(COST $32,165,309)                                                   ==========

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 37.39%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.08%
    21,244        7.75%, 04/01/08 ................................       22,696
     8,784        7.75%, 11/01/08 ................................        9,292
     3,916        8.00%, 08/01/09 ................................        4,050
    24,132        8.25%, 10/01/10 ................................       25,311
    23,467        9.00%, 06/01/16 ................................       26,074
    63,990        6.00%, 02/01/18 ................................       67,163
    40,422        8.00%, 10/01/18 ................................       44,055
    10,563        9.00%, 10/01/18 ................................       11,474
    49,829        7.50%, 02/01/21 ................................       53,901
 1,486,585        6.00%, 11/01/28 ................................    1,540,132
   250,000        7.00%, 08/15/29 ................................      267,482
   358,045        7.50%, 02/01/30 ................................      385,719
   126,848        7.50%, 02/01/30 ................................      136,259
   226,016        7.50%, 01/01/31 ................................      242,784
   345,484        6.50%, 06/01/31 ................................      361,980
   130,590        6.50%, 08/01/32 ................................      136,836
   356,545        6.50%, 08/01/32 ................................      373,569
 1,045,842        6.00%, 04/01/33 ................................    1,081,563
                                                                     ----------
                                                                      4,790,340
                                                                     ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL CONVENTIONAL LOAN -- 4.55%
$   59,904        7.00%, 12/01/07 ................................   $   62,693
    27,462        8.25%, 01/01/09 ................................       29,009
    28,365        8.00%, 02/01/09 ................................       30,471
     9,252        8.50%, 07/01/13 ................................       10,131
    11,371        9.25%, 10/01/20 ................................       12,685
   194,012        6.50%, 03/01/29 ................................      203,090
   290,032        7.50%, 09/01/29 ................................      310,272
    63,224        7.00%, 10/01/29 ................................       67,016
     1,567        7.00%, 01/01/30 ................................        1,660
     1,960        7.00%, 02/01/30 ................................        2,075
    65,546        7.00%, 02/01/30 ................................       69,422
   132,212        7.00%, 02/01/30 ................................      140,031
    12,316        7.00%, 02/01/30 ................................       13,044
    85,759        6.50%, 05/01/31 ................................       89,721
   500,258        6.50%, 10/01/31 ................................      523,369
   119,894        6.50%, 04/01/32 ................................      125,445
   402,725        6.50%, 08/01/32 ................................      421,371
   222,443        6.50%, 08/01/32 ................................      232,742
   630,988        5.00%, 04/01/33 ................................      624,933
    43,658        5.00%, 05/01/33 ................................       43,239
   563,694        5.50%, 06/01/33 ................................      571,497
                                                                     ----------
                                                                      3,583,916
                                                                     ==========
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.64%
   282,015        6.42%, 11/01/08 ................................      310,862
 3,845,704        4.50%, 12/01/17 ................................    3,855,532
    28,128        9.50%, 06/25/18 ................................       31,542
   392,883        4.50%, 09/01/18 ................................      393,907
   493,046        5.00%, 08/01/33 ................................      488,315
 1,044,502        5.00%, 09/01/33 ................................    1,034,479
 1,501,784        5.00%, 09/01/33 ................................    1,487,373
                                                                     ----------
                                                                      7,602,010
                                                                     ==========
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.15%
     7,632        7.50%, 03/15/07 ................................        8,079
     7,273        7.50%, 03/15/07 ................................        7,699
    39,084        7.50%, 07/15/07 ................................       41,373
    56,230        8.00%, 10/15/07 ................................       60,219
    22,440        9.80%, 07/01/08 ................................       23,903
   685,585        8.00%, 11/15/09 ................................      739,178
     6,617        9.50%, 04/15/16 ................................        7,408
    19,993        9.50%, 01/15/19 ................................       22,398
    49,959        8.00%, 05/15/22 ................................       54,860
    18,301        6.50%, 08/15/23 ................................       19,420

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
26                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
 $   17,524       6.50%, 11/15/23 ................................   $   18,595
     15,699       6.50%, 12/15/23 ................................       16,659
     25,870       6.50%, 02/15/24 ................................       27,402
    288,065       6.50%, 03/15/24 ................................      305,127
    818,666       7.00%, 03/15/24 ................................      878,099
    307,291       6.50%, 06/15/24 ................................      325,492
    890,132       8.00%, 12/15/26 ................................      971,837
    385,359       7.00%, 12/15/29 ................................      411,288
     98,708       6.50%, 05/15/31 ................................      104,179
     34,755       7.00%, 08/15/32 ................................       37,049
    678,509       6.00%, 01/15/33 ................................      705,791
    243,111       5.00%, 08/15/33 ................................      241,227
    257,177       5.00%, 08/15/33 ................................      255,184
    623,371       5.00%, 08/15/33 ................................      618,539
    590,022       5.00%, 08/15/33 ................................      585,449
    238,940       5.00%, 08/15/33 ................................      237,089
    492,262       5.00%, 08/15/33 ................................      488,447
                                                                     ----------
                                                                      7,211,990
                                                                     ==========
SMALL BUSINESS ADMINISTRATION -- 0.02%
      3,362   10.05%, 08/01/08 ...................................        3,593
     14,237   10.05%, 04/01/09 ...................................       15,285
                                                                     ----------
                                                                         18,878
                                                                     ==========
U.S. TREASURY BONDS -- 7.40%
   750,000        7.875%, 02/15/21 ...............................      998,116
 2,650,000        8.125%, 05/15/21 ...............................    3,611,868
   400,000        6.25%, 08/15/23 ................................      456,047
   675,000        6.125%, 08/15/29 ...............................      765,123
                                                                     ----------
                                                                      5,831,154
                                                                     ==========
U.S. TREASURY NOTES -- 0.55%
 1,135,000        0.00%, 11/15/21 ................................      431,138
                                                                     ==========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ...............................................   29,469,426
(COST $28,408,172)                                                   ==========

ASSET BACKED SECURITIES -- 5.99%
BANKS & FINANCE -- 5.99%
   325,000        Capital Auto Receivables Asset Trust,
                   2.27%, 01/17/06 ...............................      327,720
   644,648        Chase Mortgage Finance Corp.,
                   5.00%, 10/25/33 ...............................      633,614

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
 $ 380,000        Conseco Finance Corp.,
                   6.21%, 07/01/32 ...............................   $  385,535
   395,681        Ford Credit Auto Owner Trust,
                   4.14%, 12/15/05 ...............................      400,972
   145,705        Master Asset Securitization Trust,
                   6.50%, 10/25/32 ...............................      151,868
   750,000        Master Asset Securitization Trust,
                   5.00%, 02/25/34 ...............................      733,478
   500,000        MBNA Master Credit Card Trust II,
                   5.90%, 08/15/11 ...............................      551,669
    52,567        MMCA Automobile Trust,
                   4.15%, 05/15/06 ...............................       52,630
   108,671        New Century Home Equity Loan
                   Trust,
                   6.70%, 10/25/28 ...............................      111,907
   302,157        Oakwood Mortgage Investments,
                   5.92%, 09/15/17 ...............................      226,148
   350,000        Vanderbilt Mortgage & Finance, Inc.,
                   4.23%, 02/07/15 ...............................      356,483
   796,510        Washington Mutual,
                   5.00%, 11/25/33 ...............................      793,134
                                                                     ==========

TOTAL ASSET BACKED SECURITIES ....................................    4,725,158
(COST $4,699,447)                                                    ==========

COMMERCIAL MORTGAGE-BACKED
BONDS -- 5.25%
BANKS & FINANCE -- 5.25%
   553,549        Chase Commercial Mortgage
                   Securities Corp.,
                   7.60%, 03/18/06 ...............................      588,046
 1,181,568        Credit Suisse First Boston Mortgage
                   Securities Corp.,
                   6.52%, 01/17/35 ...............................    1,240,389
   606,528        GE Capital Commercial Mortgage
                   Corp.,
                   5.03%, 12/10/35 ...............................      634,484
 1,500,000        JP Morgan Commercial Mortgage
                   Financial Corp.,
                   6.51%, 10/15/35 ...............................    1,673,018
                                                                     ==========

TOTAL COMMERCIAL
MORTGAGE-BACKED BONDS ............................................    4,135,937
(COST $3,892,410)                                                    ==========

FOREIGN BONDS -- 4.04%

BANKS & FINANCE -- 1.55%
 1,225,000        BP Capital Markets PLC,
                   2.75%, 12/29/06 ...............................    1,227,788
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST - PORTFOLIO L (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS -- 1.21%
$ 265,000         British Telecom PLC,
                   7.875%, 12/15/05 .............................   $   292,193
  265,000         British Telecom PLC,
                   8.875%, 12/15/30 .............................       347,767
   85,000         France Telecom SA,
                   9.75%, 03/01/31 ..............................       113,325
  200,000         Vodafone Group PLC,
                   5.375%, 01/30/15 .............................       202,355
                                                                    -----------
                                                                        955,640
                                                                    ===========
DIVERSIFIED -- 1.11%
  225,000         Deutsche Telekom International
                   Finance AG,
                   8.25%, 06/15/05 ..............................       244,171
  100,000         Deutsche Telekom International
                   Finance AG,
                   5.25%, 07/22/13 ..............................       101,248
  500,000         Tyco International Ltd.,
                   6.375%, 02/15/06 .............................       535,000
                                                                    -----------
                                                                        880,419
                                                                    ===========
TECHNOLOGY -- 0.16%
  115,000         Tyco International Group SA Ltd.,
                   6.375%, 10/15/11 .............................       123,481
                                                                    ===========
TOTAL FOREIGN BONDS .............................................     3,187,328
(COST $3,117,217)                                                    ===========

NON-AGENCY MORTGAGE-BACKED
BONDS -- 1.76%
BANKS & FINANCE -- 1.76%
  469,536         General Motors Acceptance Corp.,
                   6.75%, 11/25/31 ..............................       473,893
   78,611         GSR Mortgage Loan Trust,
                   6.50%, 09/25/32 ..............................        79,266
  190,713         Residential Accredit Loans, Inc.,
                   8.00%, 07/25/30 ..............................       190,548
  638,009         Structured Asset Securities Corp.,
                   5.50%, 10/25/33 ..............................       646,071
                                                                    ===========
TOTAL NON-AGENCY MORTGAGE-BACKED BONDS ..........................     1,389,778
(COST $1,393,779)                                                   ===========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
OR SHARES         DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
ILLINOIS -- 0.51%
$ 435,000         Illinois State,
                   5.10%, 06/01/33 ..............................   $   399,969
                                                                    ===========
TOTAL MUNICIPAL BOND -- TAXABLE .................................       399,969
(COST $435,000)                                                     ===========

COLLATERALIZED MORTGAGE
OBLIGATIONS -- 0.36%

BANKS & FINANCE -- 0.36%
  260,760         Vendee Mortgage Trust,
                   7.75%, 05/15/22 ..............................       280,934
                                                                    ===========
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS .....................................................       280,934
(COST $277,860)                                                     ===========

FOREIGN GOVERNMENT BOND -- 0.20%
FOREIGN BOND -- 0.20%
  150,000         Republic of Chile,
                   5.50%, 01/15/13 ..............................       154,650
                                                                    ===========
TOTAL FOREIGN GOVERNMENT BOND ...................................       154,650
(COST $148,739)                                                     ===========

INVESTMENT COMPANIES -- 3.64%
INVESTMENT COMPANIES -- 3.64%
  533,944         Wells Fargo Government Institutional
                   Money Market .................................       533,944
2,332,714         Wells Fargo Prime Investment
                   Money Market .................................     2,332,714
                                                                    ===========

TOTAL INVESTMENT COMPANIES ......................................     2,866,658
(COST $2,866,658)                                                   ===========

TOTAL INVESTMENTS ...............................................    79,169,344
(COST $77,404,591) (a) -- 100.44%

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.44)% ................      (347,622)
                                                                    ===========

NET ASSETS -- 100.00% ...........................................   $78,821,722
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  SECURITY IN DEFAULT.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
28                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST -- PORTFOLIO S

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
BANKS & FINANCE -- 16.72%
$   75,000        American General Finance,
                   5.875%, 07/14/06 .............................     $  80,982
    55,000        Bank of America Corp.,
                   3.25%, 08/15/08 ..............................        54,389
    80,000        Boeing Capital Corp.,
                   7.10%, 09/27/05 ..............................        86,555
   150,000        Caterpillar Financial Service Corp.,
                   3.00%, 02/15/07 ..............................       150,330
   100,000        CIT Group, Inc.,
                   4.125%, 02/21/06 .............................       103,533
    70,000        CIT Group, Inc.,
                   7.375%, 04/02/07 .............................        79,122
   140,000        Countrywide Home Loans, Inc.,
                   5.50%, 02/01/07 ..............................       150,116
   125,000        Daimler Chrysler Holding Corp.,
                   6.90%, 09/01/04 ..............................       128,967
   125,000        Ford Credit Auto Owner Trust,
                   2.20%, 07/17/06 ..............................       125,885
   150,000        Ford Motor Credit Co.,
                   5.625%, 10/01/08 .............................       154,148
    75,000        Franklin Resources, Inc.,
                   3.70%, 04/15/08 ..............................        74,666
   100,000        General Electric Capital Corp.,
                   4.25%, 12/01/10 ..............................        99,653
   200,000        General Motors Acceptance Corp.,
                   7.75%, 01/19/10 ..............................       226,989
   125,000        General Motors Acceptance Corp.,
                   7.125%, 07/15/13 .............................       137,324
   125,000        Goldman Sachs Group, Inc.,
                   2.85%, 10/27/06 ..............................       125,665
   150,000        Household Finance Corp.,
                   4.125%, 12/15/08 .............................       151,480
   165,000        Household Finance Corp.,
                   6.375%, 10/15/11 .............................       181,977
    10,000        Household Finance Corp.,
                   6.375%, 11/27/12 .............................        10,989
    80,000        Jefferies Group, Inc.,
                   7.50%, 08/15/07 ..............................        89,999
    80,000        John Deere Capital Corp.,
                   5.125%, 10/19/06 .............................        85,318
   150,000        JP Morgan Chase & Co.,
                   3.125%, 12/11/06 .............................       151,326
   150,000        Kimco Realty Corp.,
                   7.86%, 11/01/07 ..............................       173,263
   300,000        Merrill Lynch & Co.,
                   2.94%, 01/30/06 ..............................       304,022
    75,000        National Rural Utilities
                   Cooperative Finance Corp.,
                   4.375%, 10/01/10 .............................        75,418

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$  160,000        National Rural Utilities
                   Cooperative Finance Corp.,
                   7.25%, 03/01/12 ..............................     $ 186,724
   500,000        SLM Corp.,
                   5.00%, 10/01/13 ..............................       497,763
   125,000        Textron Financial Corp.,
                   2.69%, 10/03/06 ..............................       124,240
   450,000        Toyota Motor Credit Corp.,
                   4.35%, 12/15/10 ..............................       456,818
   150,000        Verizon New England, Inc.,
                   6.50%, 09/15/11 ..............................       165,587
   150,000        Washington Mutual, Inc.,
                   2.40%, 11/03/05 ..............................       150,447
   240,000        Wells Fargo Financial,
                   7.00%, 11/01/05 ..............................       261,689
                                                                      ---------
                                                                      4,845,384
                                                                      =========
COMMUNICATIONS -- 3.85%
    65,000        AOL Time Warner, Inc.,
                   5.625%, 05/01/05 .............................        68,068
   100,000        BT Group PLC,
                   8.375%, 12/15/10 .............................       121,886
    75,000        Clear Channel Communications, Inc.,
                   4.25%, 05/15/09 ..............................        75,300
   155,000        Comcast Cable Communications, Inc.,
                   6.375%, 01/30/06 .............................       166,962
    40,000        Cox Communications, Inc.,
                   6.75%, 03/15/11 ..............................        45,382
    65,000        Interactive Corp.,
                   7.00%, 01/15/13 ..............................        71,789
    85,000        SBC Communications, Inc.,
                   7.00%, 08/15/05 ..............................        91,644
    70,000        Sprint Capital Corp.,
                   7.125%, 01/30/06 .............................        75,775
   175,000        TCI Communications, Inc.,
                   6.875%, 02/15/06 .............................       190,100
    70,000        WorldCom, Inc.,
                   0.00%, 05/15/04 (b) ..........................        23,625
   550,000        WorldCom, Inc.,
                   0.00%, 05/15/06 (b) ..........................       185,625
                                                                      ---------
                                                                      1,116,156
                                                                      =========
CONSUMER CYCLICAL -- 1.52%
   125,000        Aramark Services, Inc.,
                  7.00%, 05/01/07 ...............................       137,542
   300,000        Liberty Media Corp.,
                  3.50%, 09/25/06 ...............................       301,732
                                                                      ---------
                                                                        439,274
                                                                      =========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST -- PORTFOLIO S (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 14.25%
$  150,000        Anheuser-Busch Companies, Inc.,
                   6.00%, 04/15/11 ..............................     $ 167,112
    50,000        Aramark Corp.,
                   8.15%, 05/01/05 ..............................        53,525
   125,000        AutoZone, Inc.,
                   5.875%, 10/15/12 .............................       129,847
    95,000        Cendant Corp.,
                   7.375%, 01/15/13 .............................       109,119
   150,000        CSX Corp., 6.25%, 10/15/08 ....................       164,561
   200,000        Daimler Chrysler N.A. Holding
                   Corp., 4.05%, 06/04/08 .......................       198,837
    30,000        Electronic & Data Systems, Inc.,
                   7.125%, 10/15/09 .............................        32,071
   155,000        Eli Lilly & Co.,
                   5.50%, 07/15/06 ..............................       167,184
   130,000        Enterprise Products Partners LP,
                   7.50%, 02/01/11 ..............................       145,479
   132,569        Federal Express Corp.,
                   7.50%, 01/15/18 ..............................       151,705
   175,000        First Brands Corp.,
                   7.25%, 03/01/07 ..............................       198,424
    65,000        First Industrial LP,
                   7.60%, 05/15/07 ..............................        73,353
   150,000        Fred Meyer, Inc.,
                   7.45%, 03/01/08 ..............................       170,994
   100,000        General Electric Co.,
                   5.00%, 02/01/13 ..............................       101,317
   300,000        General Mills, Inc.,
                   2.625%, 10/24/06 .............................       298,553
   100,000        Humana, Inc.,
                   7.25%, 08/01/06 ..............................       109,326
    55,000        International Game Technology,
                   8.375%, 05/15/09 .............................        65,926
    60,000        International Paper Co.,
                   5.50%, 01/15/14 ..............................        60,338
   200,000        Johnson Controls, Inc.,
                   4.875%, 09/15/13 .............................       202,143
    15,000        Kroger Co.,
                   6.75%, 04/15/12 ..............................        16,647
    65,000        Marriott International, Inc.,
                   7.00%, 01/15/08 ..............................        72,480
   155,000        Masco Corp.,
                   6.75%, 03/15/06 ..............................       169,055
    55,000        Mohawk Industries, Inc.,
                   6.50%, 04/15/07 ..............................        60,430
    35,000        Newell Rubbermaid, Inc.,
                   4.00%, 05/01/10 ..............................        33,911
   300,000        Procter & Gamble Co.,
                   3.50%, 12/15/08 ..............................       299,429

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$   45,000        Rouse Co.,
                   5.375%, 11/26/13 .............................     $  44,849
   150,000        Safeway, Inc.,
                   2.50%, 11/01/05 ..............................       148,613
    70,000        Simon Debartolo Group LP,
                   6.875%, 11/15/06 .............................        78,041
    70,000        SUPERVALU, Inc.,
                   7.50%, 05/15/12 ..............................        79,643
   175,000        Tosco Corp.,
                   7.25%, 01/01/07 ..............................       196,216
   100,000        Transalta Corp.,
                   5.75%, 12/15/13 ..............................       100,726
   150,000        United American Healthcare Corp.,
                   5.20%, 01/17/07 ..............................       160,625
    60,000        Walt Disney Co.,
                   6.75%, 03/30/06 ..............................        65,293
                                                                      ---------
                                                                      4,125,772
                                                                      =========
INDUSTRIALS -- 2.98%
   150,000        Avery Dennison Corp.,
                   6.76%, 04/15/05 ..............................       159,315
   175,000        Conoco, Inc.,
                   6.35%, 04/15/09 ..............................       196,544
   140,000        Ecolab, Inc.,
                   6.875%, 02/01/11 .............................       157,261
   125,000        Ingersoll-Rand Co., Ltd.,
                   5.80%, 06/01/04 ..............................       127,237
   200,000        Praxair, Inc.,
                   6.50%, 03/01/08 ..............................       222,433
                                                                      ---------
                                                                        862,790
                                                                      =========
UTILITIES -- 5.07%
   145,000        Canadian National Railway Co.,
                   6.375%, 10/15/11 .............................       160,325
    50,000        Carolina Power and Light Co.,
                   5.125%, 09/15/13 .............................        50,721
   100,000        Consolidated Edison, Inc.,
                   6.15%, 07/01/08 ..............................       109,976
    70,000        Consolidated Natural Gas Co.,
                   6.25%, 11/01/11 ..............................        77,446
   150,000        Dominion Resources, Inc.,
                   7.82%, 09/15/04 ..............................       156,572
    50,000        Dominion Resources, Inc.,
                   2.80%, 02/15/05 ..............................        50,532
   155,000        Duke Energy Field Services LLC,
                   7.875%, 08/16/10 .............................       181,878
    35,000        Exelon Generation Co., LLC,
                   6.95%, 06/15/11 ..............................        39,375

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
30                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST -- PORTFOLIO S (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
$  140,000        Keyspan Gas East Corp.,
                   6.90%, 01/15/08 ..............................    $  157,610
    75,000        Kinder Morgan, Inc.,
                   7.125%, 03/15/12 .............................        86,059
   125,000        MidAmerican Energy Holdings Co.,
                   5.125%, 01/15/13 .............................       127,395
    45,000        Nisource Finance Corp.,
                   3.20%, 11/01/06 ..............................        45,394
    90,000        Progress Energy, Inc.,
                   6.55%, 03/01/04 ..............................        90,676
    55,000        PSEG Power,
                   5.50%, 12/01/15 ..............................        55,221
    75,000        Public Service Company of Colorado,
                   5.50%, 04/01/14 ..............................        78,135
                                                                     ----------
                                                                      1,467,315
                                                                     ==========
TOTAL CORPORATE BONDS ...........................................    12,856,691
(COST $12,781,191)                                                   ==========

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 38.21%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.27%
        48        8.25%, 07/01/08 ...............................            48
    81,373        8.00%, 01/01/12 ...............................        87,263
    18,954        9.00%, 06/01/16 ...............................        21,060
    45,170        6.00%, 02/01/18 ...............................        47,409
     5,256        9.00%, 05/15/21 ...............................         5,287
   457,411        6.00%, 11/01/28 ...............................       473,886
   358,045        7.50%, 02/01/30 ...............................       385,719
    63,424        7.50%, 02/01/30 ...............................        68,130
    46,483        7.00%, 09/01/31 ...............................        49,197
   100,607        5.50%, 11/01/31 ...............................       101,947
   117,912        6.50%, 08/01/32 ...............................       123,551
    50,935        6.50%, 08/01/32 ...............................        53,367
   104,585        6.00%, 04/01/33 ...............................       108,157
                                                                     ----------
                                                                      1,525,021
                                                                     ==========
FEDERAL NATIONAL CONVENTIONAL LOAN -- 12.37%
    11,125        7.00%, 12/01/07 ...............................        11,643
     2,861        8.25%, 01/01/09 ...............................         3,022
    73,328        5.50%, 03/01/17 ...............................        76,091
     6,633        5.50%, 03/01/17 ...............................         6,883
   112,597        5.50%, 05/01/17 ...............................       116,840
   500,498        5.50%, 11/01/17 ...............................       519,389
   297,454        5.00%, 03/01/18 ...............................       303,857

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$    5,985        9.25%, 10/01/20 ...............................    $    6,676
   155,210        6.50%, 03/01/29 ...............................       162,472
     2,728        6.50%, 06/01/29 ...............................         2,855
    87,010        7.50%, 09/01/29 ...............................        93,082
    71,120        7.00%, 12/01/29 ...............................        75,386
     1,134        7.00%, 02/01/30 ...............................         1,202
    51,456        6.50%, 05/01/31 ...............................        53,833
   229,656        6.50%, 09/01/31 ...............................       240,266
   200,103        6.50%, 10/01/31 ...............................       209,348
   124,237        6.50%, 01/01/32 ...............................       129,977
    39,964        6.50%, 04/01/32 ...............................        41,815
    80,079        6.50%, 08/01/32 ...............................        83,787
   302,043        6.50%, 08/01/32 ...............................       316,028
   163,250        6.00%, 11/01/32 ...............................       168,870
   263,469        6.00%, 03/01/33 ...............................       272,539
   451,209        5.50%, 05/01/33 ...............................       457,455
   225,510        5.50%, 06/01/33 ...............................       228,631
                                                                     ----------
                                                                      3,581,947
                                                                     ==========
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.09%
   279,929        4.50%, 09/01/18 ...............................       280,659
   172,566        5.00%, 08/01/33 ...............................       170,910
   573,049        5.00%, 09/01/33 ...............................       567,550
   167,514        5.00%, 09/01/33 ...............................       165,907
                                                                     ----------
                                                                      1,185,026
                                                                     ==========
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.96%
     4,077        8.00%, 10/15/07 ...............................         4,366
     3,740        9.80%, 07/01/08 ...............................         3,984
   123,032        8.00%, 11/15/09 ...............................       132,650
    72,864        7.50%, 10/15/11 ...............................        78,431
     7,887        7.50%, 10/15/11 ...............................         8,489
    88,184        7.50%, 11/15/11 ...............................        94,921
     1,228        9.50%, 09/15/19 ...............................         1,376
    28,277        8.00%, 12/15/22 ...............................        31,051
   107,390        6.50%, 09/15/23 ...............................       113,957
    74,416        6.50%, 12/15/23 ...............................        78,966
   106,423        7.00%, 05/15/24 ...............................       114,149
    66,301        8.00%, 11/15/26 ...............................        72,386
   358,474        7.00%, 12/15/29 ...............................       382,594
    12,986        6.00%, 05/15/31 ...............................        13,509
    16,451        6.50%, 05/15/31 ...............................        17,363
   124,960        6.50%, 07/15/31 ...............................       131,852
    15,542        6.50%, 08/15/31 ...............................        16,400
    14,426        6.50%, 11/15/31 ...............................        15,222
   146,014        6.00%, 02/15/32 ...............................       151,952

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST -- PORTFOLIO S (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  55,726         6.50%, 04/15/32 ...............................    $   58,769
  289,055         6.00%, 06/15/32 ...............................       300,811
   63,092         7.00%, 07/15/32 ...............................        67,256
  183,577         6.00%, 08/15/32 ...............................       191,043
   41,706         7.00%, 08/15/32 ...............................        44,459
  208,749         6.50%, 09/15/32 ...............................       220,148
   33,926         6.00%, 01/15/33 ...............................        35,290
  297,544         6.00%, 03/15/33 ...............................       309,595
  131,538         6.00%, 04/15/33 ...............................       136,865
  231,092         5.00%, 08/15/33 ...............................       229,301
  457,817         5.00%, 08/15/33 ...............................       454,270
  242,422         5.00%, 08/15/33 ...............................       240,543
                                                                     ----------
                                                                      3,751,968
                                                                     ==========
U.S. TREASURY NOTES -- 3.52%
  450,000         5.75%, 08/15/10 ...............................       504,703
  290,000         5.00%, 02/15/11 ...............................       311,535
  290,000         United States Treasury Sec Stripped,
                   0.00%, 05/15/12 ..............................       202,600
                                                                     ----------
                                                                      1,018,838
                                                                     ==========

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS ..........................................    11,062,800
(COST $10,829,121)                                                   ==========

ASSET BACKED SECURITIES -- 6.51%
BANKS & FINANCE -- 6.51%
  115,000         Capital Auto Receivables Asset Trust,
                   2.27%, 01/17/06 ..............................       115,963
  247,942         Chase Mortgage Finance Corp.,
                   5.00%, 10/25/1933 ............................       243,698
  110,000         Conseco Finance Corp.,
                   6.21%, 07/01/1932 ............................       111,602
  130,649         Ford Credit Auto Owner Trust,
                   4.14%, 12/15/05 ..............................       132,397
   72,852         Master Asset Securitization Trust,
                   6.50%, 10/25/32 ..............................        75,934
  250,000         Master Asset Securitization Trust,
                   5.00%, 02/25/34 ..............................       244,492
  150,000         MBNA Master Credit Card Trust II,
                   5.90%, 08/15/11 ..............................       165,501
   16,174         MMCA Automobile Trust,
                   4.15%, 05/15/06 ..............................        16,194
  160,000         MMCA Automobile Trust,
                   2.97%, 03/15/07 ..............................       160,827

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$  43,469         New Century Home Equity
                   Loan Trust,
                   6.70%, 10/25/28 ..............................   $    44,763
   95,708         Oakwood Mortgage Investments,
                   5.92%, 09/15/17 ..............................        71,632
  200,000         Vanderbilt Mortgage & Finance, Inc.,
                   4.23%, 02/07/15 ..............................       203,704
  298,691         Washington Mutual,
                   5.00%, 11/25/33 ..............................       297,424
                                                                     ==========

TOTAL ASSET BACKED SECURITIES ...................................     1,884,131
(COST $1,873,398)                                                    ==========

COMMERCIAL MORTGAGE-BACKED
BONDS -- 3.73%
BANKS & FINANCE -- 3.73%
  177,926         Chase Commercial Mortgage
                   Securities Corp.,
                   7.60%, 03/18/06 ..............................       189,015
  378,102         Credit Suisse First Boston
                   Mortgage Securities Corp.,
                   6.52%, 01/17/35 ..............................       396,925
  204,703         GE Capital Commercial
                   Mortgage Corp.,
                   5.03%, 12/10/35 ..............................       214,138
  250,000         JP Morgan Commercial Mortgage
                   Financial Corp.,
                   6.51%, 10/15/35 ..............................       278,836
                                                                     ==========

TOTAL COMMERCIAL
MORTGAGE-BACKED BONDS ...........................................     1,078,914
(COST $1,024,840)                                                    ==========

FOREIGN BONDS -- 3.44%
BANKS & FINANCE -- 1.56%
  450,000         BP Capital Markets PLC,
                   2.75%, 12/29/06 ..............................       451,025
                                                                     ==========
COMMUNICATIONS -- 0.76%
   75,000         British Telecom PLC,
                   7.875%, 12/15/05 .............................        82,696
   50,000         France Telecom SA,
                   9.00%, 03/01/11 ..............................        60,152
   75,000         Vodafone Group PLC,
                   5.375%, 01/30/15 .............................        75,883
                                                                     ----------
                                                                        218,731
                                                                     ==========

                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
32                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON BOND TRUST -- PORTFOLIO S (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.96%
$ 75,000           Deutsche Telekom International
                  Finance AG, 8.25%, 06/15/05 ...................   $    81,390
  35,000           Deutsche Telekom International
                  Finance AG, 5.25%, 07/22/13 ...................        35,437
 150,000           Tyco International Ltd.,
                  6.375%, 02/15/06 ..............................       160,500
  45,000           Tyco International Group SA Ltd.,
                  6.375%, 10/15/11 ..............................        48,319
                                                                    -----------
                                                                        277,327
                                                                    ===========
TOTAL FOREIGN BONDS .............................................       995,402
(COST $976,952)                                                     ===========

NON-AGENCY MORTGAGE-BACKED
BONDS -- 0.77%
BANKS & FINANCE -- 0.77%
  24,825           GSR Mortgage Loan Trust,
                  6.50%, 09/25/32 ...............................        25,031
 196,311           Structured Asset Securities Corp.,
                  5.50%, 10/25/33 ...............................       198,792
                                                                    ===========
TOTAL NON-AGENCY M...............................................       223,823
(COST $217,935)                                                     ===========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
OR SHARES         DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 0.30%
BANKS & FINANCE -- 0.30%
$ 80,925          Vendee Mortgage Trust,
                   7.75%, 05/15/22 ..............................   $    87,186
                                                                    ===========

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS ............................................        87,186
(COST $86,232)                                                       ===========

FOREIGN BOND -- 0.18%
  50,000          Republic of Chile,
                   5.50%, 01/15/13 ..............................        51,550
                                                                    ===========

TOTAL FOREIGN GOVERNMENT BOND ...................................        51,550
(COST $49,546)                                                      ===========

INVESTMENT COMPANIES -- 2.80%
 810,154          Wells Fargo Prime Investment
                   Money Market .................................       810,154
                                                                    ===========
TOTAL INVESTMENT COMPANIES ......................................       810,154
(COST $810,154)                                                     ===========

TOTAL INVESTMENTS -- 100.33% ....................................    29,050,651
(COST $28,649,369) (a)

Liabilities in excess of other assets -- (0.33)% ................       (95,281)
                                                                    ===========

NET ASSETS -- 100.00% ...........................................   $28,955,370
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON MONEY MARKET FUND
--------------------------------------------------------------------------------

The Babson Money Market Fund returned 0.05% net-of-fees for the latter six months of 2003, versus the 0.50% for the Merrill Lynch 91-Day T-Bill Index, the Fund's benchmark.

Most of the Fund's holdings are in A1 and P1 paper -- that is paper at the higher quality end of the money market spectrum. During the first half of the fiscal year, the Fund held over 50% of its portfolio in Treasuries, as there has been a distinct lack of corporate paper issuance on the short-end of the curve during the Reporting Period. Many companies are either repaying debt or restructuring their financing at current low rates, and have little need for short-term coverage. We have also been reducing our exposure to agency discount notes, Freddie Macs and Fannie Maes, in the wake of recent accounting scandals.

In such a low interest rate environment returns for money market instruments have been subdued.






















--------------------------------------------------------------------------------
34                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 59.8%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 1.4%
$ 390,000         1.250%, 02/27/04 ..............................   $   389,228
                                                                    ===========
U.S. TREASURY BILLS -- 58.4%
  550,000         0.935%, 01/02/04 ..............................       549,986
  700,000         0.960%, 01/08/04 ..............................       699,869
  715,000         0.940%, 01/15/04 ..............................       714,739
  310,000         0.918%, 01/22/04 ..............................       309,834
1,360,000         0.886%, 01/29/04 ..............................     1,359,062
1,020,000         0.940%, 02/05/04 ..............................     1,019,068
  745,000         1.010%, 02/12/04 ..............................       744,122
  835,000         0.920%, 02/19/04 ..............................       833,954
  755,000         0.970%, 02/26/04 ..............................       753,861
1,880,000         0.890%, 03/04/04 ..............................     1,877,074
  685,000         0.995%, 03/11/04 ..............................       683,675
  750,000         0.945%, 03/18/04 ..............................       748,484
  720,000         0.960%, 03/25/04 ..............................       718,387
  720,000         0.955%, 04/01/04 ..............................       718,262
1,250,000         0.920%, 04/08/04 ..............................     1,246,869
  765,000         0.930%, 04/15/04 ..............................       762,925
  345,000         0.995%, 04/22/04 ..............................       343,932
  865,000         1.001%, 04/29/04 ..............................       862,137
  840,000         0.915%, 05/06/04 ..............................       837,308
  400,000         0.985%, 05/20/04 ..............................       398,468
                                                                    -----------
                                                                     16,182,016
                                                                    ===========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS ..............................................    16,571,244
(COST $16,571,244)                                                   ===========

COMMERCIAL PAPER -- 40.2%
BEVERAGES -- 2.5%
  700,000         Coca-Cola Co.,
                   1.030%, 01/30/04 .............................       699,419
                                                                    ===========
COMPUTER HARDWARE -- 2.5%
  690,000         International Business Machines
                   Corp.,
                   0.970%, 01/14/04 .............................       689,758
                                                                    ===========
FINANCIAL -- 16.1%
  657,000         American Honda,
                   1.050%, 01/27/04 .............................       656,502
  615,000         CIT Group, Inc.,
                   1.140%, 05/17/04 .............................       612,332
  650,000         General Electric Capital Corp.,
                   1.050%, 03/23/04 .............................       648,445

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$ 620,000         Household Finance Corp.,
                   1.080%, 01/21/04 .............................   $   619,628
  530,000         PACCAR Financial Corp.,
                   1.040%, 03/30/04 .............................       528,637
  125,000         PACCAR Financial Corp.,
                   1.100%, 04/05/04 .............................       124,637
  715,000         Toyota Motor Credit Corp.,
                   1.040%, 01/28/04 .............................       714,442
  570,000         Verizon Net Fund,
                   1.020%, 01/07/04 .............................       569,903
                                                                    -----------
                                                                      4,474,526
                                                                    ===========
FOOD -- 6.8%
  530,000         Nestle Capital Corp.,
                   1.020%, 02/03/04 .............................       529,504
  695,000         Sysco Corp.,
                   1.030%, 03/15/04 .............................       693,529
  660,000         Unilever Capital Corp.,
                   1.020%, 01/23/04 .............................       659,589
                                                                    -----------
                                                                      1,882,622
                                                                    ===========
OIL & GAS PRODUCERS -- 2.5%
  690,000         BP America, Inc.,
                   1.030%, 03/17/04 .............................       688,500
                                                                    ===========
PHARMACEUTICAL PREPARATIONS -- 2.5%
  700,000         Pfizer, Inc.,
                   1.030%, 01/09/04 .............................       699,840
                                                                    ===========
PUBLIC UTILITIES -- 4.9%
  655,000         Florida Power & Light,
                   1.050%, 02/25/04 .............................       653,949
  700,000         Northern Illinois Gas,
                   1.100%, 03/02/04 .............................       698,696
                                                                    -----------
                                                                      1,352,645
                                                                    ===========
PUBLISHING & PRINTING -- 2.4%
  675,000         Gannett Co.,
                   1.030%, 01/20/04 .............................       674,633
                                                                    ===========

TOTAL COMMERCIAL PAPER ..........................................    11,161,943
(COST $11,161,943)                                                  ===========

TOTAL INVESTMENTS ...............................................    27,733,187
(COST $27,733,187) (a) -- 100.0%

Other assets inexcess of liabilities -- 0.0% ....................         2,275
                                                                    ===========
NET ASSETS -- 100.0% ............................................   $27,735,462
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

MARKET HIGHLIGHTS
Municipal bonds posted solid returns for 2003. During the year, we saw record issuance of $383 billion of municipal bonds as state and local governments took advantage of historically low interest rates to fund capital expenditures as deficits rose.

This record issuance led municipal bonds to become attractive relative to Treasuries in early 2003. While interest rates changed little year over year, we did see tremendous volatility. Tax-exempt interest rates mirrored the movements of the Treasury market, hitting historical lows in late June, following the Federal Reserves last cut. A rebounding for the latter half of 2003 followed this. With the exception of July, when we saw a major a correction and municipal bonds decline -3.5%, tax-free bonds performed well over the second half of the year.

In the closing six months of 2003, demand for municipals waned, as investors, feeling more confident and fearing rising interest rates, returned to the stock market.

PORTFOLIO HIGHLIGHTS -- TAX FREE FUND
The Babson Tax-Exempt Fund returned +1.31% (net-of-fees) for the latter six months of the year, underperforming the Lehman Bothers Municipal Bond Index, the Fund's benchmark index, which returned +1.45% for the same period.

The Fund remains diversified, with 47% of its holdings held in general obligation municipals. State governments are benefiting from a pick-up in the economy, seeing improved revenue collections.

--------------------------------------------------------------------------------
                                FUND COMPOSITION
--------------------------------------------------------------------------------

                        TOP HOLDINGS                % OF TOTAL
                ---------------------------------   -----------
                HOWELL MI 5.25% 05/01/15 ...........        4.5%
                FRISCO TEX 6.50% 08/18/15 ..........        3.4
                BRIDGEPORT 6.00% 07/15/14 ..........        3.4
                HARTLAND MI 6.00% 05/01/20 .........        3.4
                JACKSON MI 6.00% 05/01/13 ..........        3.3
                FOXBORO 6.00% 06/01/14 .............        3.3
                DEPT TRANS 5.50% 06/15/16 ..........        3.3
                COOK COUNTY 5.5% 12/01/19 ..........        3.3
                MASS ST 5.375% 01/01/17 ............        3.3
                MASS ST 5.75% 07/01/12 .............        3.2
                                                           ----
                TOTAL ..............................       34.4%
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.





--------------------------------------------------------------------------------
36                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.84%
ARIZONA -- 1.93%
$  500,000        Maricopa County Unified School
                   District,
                   9.25%, 07/01/07 ..............................    $  681,333
                                                                     ==========
ARKANSAS -- 2.30%
 1,000,000        Arkansas State College Savings,
                   Series B,
                   0.00%, 06/01/10 ..............................       811,960
                                                                     ==========
CALIFORNIA -- 1.71%
   500,000        Santa Rosa Waste Water Project,
                   Series B,
                   6.00%, 09/01/15 ..............................       603,285
                                                                     ==========
COLORADO -- 8.07%
 1,000,000        Colorado Department of
                   Transportation, Series B,
                   5.50%, 06/15/16 ..............................     1,172,700
   500,000        Jefferson County School District,
                   Series A,
                   6.00%, 12/15/06 ..............................       560,815
 1,000,000        Weld County School District,
                   5.50%, 12/01/19 ..............................     1,114,350
                                                                     ----------
                                                                      2,847,865
                                                                     ==========
CONNECTICUT -- 3.40%
 1,000,000        Bridgeport, Series A,
                   6.00%, 07/15/14 ..............................     1,201,940
                                                                     ==========
FLORIDA -- 4.62%
 1,000,000        Florida State Board of Education,
                   Series J,
                   5.00%, 06/01/19 ..............................     1,072,060
 1,000,000        Miami-Dade County Special
                   Obligation,
                   0.00%, 10/01/27 ..............................       271,290
   500,000        Miami-Dade County Special
                   Obligation, Series A,
                   0.00%, 10/01/15 ..............................       287,590
                                                                     ----------
                                                                      1,630,940
                                                                     ==========
ILLINOIS -- 9.59%
 1,000,000        Chicago, Series B,
                   5.125%, 01/01/22 .............................     1,095,990
 1,000,000        Cook County Illinois Township
                   High School District,
                   5.50%, 12/01/19 ..............................     1,154,710

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
$1,000,000        University of Illinois Certificates,
                   5.50%, 08/15/13 ..............................    $1,133,250
                                                                     ----------
                                                                      3,383,950
                                                                     ==========
INDIANA -- 0.82%
   250,000        Kokomo Center School Building
                   Corp.,
                   6.75%, 07/15/07 ..............................       290,120
                                                                     ==========
LOUISIANA -- 1.49%
   500,000        St. Tammany Parish Hospital Service
                    District #2 (Slidell Memorial
                    Hospital & Medical Center),
                    6.125%, 10/01/11 ............................       525,825
                                                                     ==========
MASSACHUSETTS -- 14.55%
 1,000,000        Foxborough Stadium Project,
                   6.00%, 06/01/14 ..............................     1,177,970
   500,000        Framingham County,
                   6.00%, 03/01/15 ..............................       586,305
 1,000,000        Massachusetts State Consolidated
                   Loan,
                   5.375%, 01/01/17 .............................     1,153,490
   500,000        Massachusetts State Consolidated
                   Loan, Series A,
                   5.75%, 02/01/07 ..............................       554,440
 1,000,000        Massachusetts State Health &
                   Education Facilities Authorization
                   (Partners Healthcare), Series C,
                   5.75%, 07/01/12 ..............................     1,145,520
   500,000        Massachusetts State Health &
                   Education Facilities Authorization
                   (Winchester Hospital), Series D,
                   5.75%, 07/01/14 ..............................       519,580
                                                                     ----------
                                                                      5,137,305
                                                                     ==========
MICHIGAN -- 14.36%
 1,000,000        Hartland School District
                   Construction,
                   6.00%, 05/01/20 ..............................     1,187,940
 1,430,000        Howell Public Schools,
                   5.25%, 05/01/15 ..............................     1,581,537
 1,000,000        Jackson Public Schools,
                   6.00%, 05/01/13 ..............................     1,179,680
 1,000,000        Michigan State Building Authority,
                   5.375%, 10/15/16 .............................     1,122,080
                                                                     ----------
                                                                      5,071,237
                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS.                       CONTINUED ON NEXT PAGE.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)

BABSON TAX-FREE INCOME FUND (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
MINNESOTA -- 3.12%
$1,100,000        Minneapolis Guthrie Parking Ramp,
                   1.15%, 12/01/28 (b) ..........................   $ 1,100,000
                                                                    ===========
NEW HAMPSHIRE -- 1.50%
   500,000        New Hampshire Higher Education &
                   Health Facility (Franklin Pierce Law
                   Center),
                   5.50%, 07/01/18 ..............................       528,580
                                                                    ===========
NEW YORK -- 2.50%
   785,000        New York City Transitional Finance
                   Prefunded Future, Series B,
                   5.50%, 02/01/16 ..............................       880,833
                                                                    ===========
OHIO -- 3.19%
 1,000,000        Cleveland Waterworks,
                   5.375%, 01/01/15 .............................     1,126,680
                                                                    ===========
RHODE ISLAND -- 1.66%
   500,000        Rhode Island Depositors Economic
                   Protection Corp., Series B,
                   5.80%, 08/01/09 ..............................       585,280
                                                                    ===========
TEXAS -- 14.62%
 1,000,000        Frisco Independent School Distict,
                   6.50%, 08/15/15 ..............................     1,208,360
 1,000,000        Plano Independent School District,
                   5.375%, 02/15/16 .............................     1,107,110
 1,000,000        San Antonio Electric & Gas,
                   5.375%, 02/01/15 .............................     1,140,240
   500,000        San Antonio Electric & Gas,
                   Series A, 5.75%, 02/01/15 ....................       580,585
 1,000,000        University of Texas Revenue,
                   Series B,
                  5.25%, 08/15/19 ...............................     1,127,870
                                                                    -----------
                                                                      5,164,165
                                                                    ===========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT           DESCRIPTION                                       MARKET VALUE
--------------------------------------------------------------------------------
WASHINGTON -- 7.80%
$1,000,000        Seattle Municipal Light & Power,
                   5.625%, 12/01/16 .............................   $ 1,126,660
 1,000,000        Seattle Water Systems,
                   5.75%, 07/01/23 ..............................     1,116,500
   500,000        Washington Public Power Supply
                   Systems (Nuclear Project #2),
                   Series B,
                   5.10%, 07/01/04 ..............................       509,915
                                                                    -----------
                                                                      2,753,075
                                                                    ===========
WISCONSIN -- 1.61%
   500,000        Milwaukee Metropolitan Sewer
                   District, Series A,
                   6.00%, 10/01/07 ..............................       569,120
                                                                    ===========

TOTAL MUNICIPAL BONDS ...........................................    34,893,493
(COST $31,967,544)                                                  ===========

TOTAL INVESTMENTS ...............................................    34,893,493
(COST $31,967,544) (a) -- 98.84%

Other assets inexcess of liabilities -- 1.16% ...................       410,985
                                                                    ===========
NET ASSETS -- 100.00% ...........................................   $35,304,478
                                                                    ===========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b) VARIABLE RATE SECURITY. THE RATE REFLECTED IN THE STATEMENT OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE REPRESENTS THE ACTUAL MATURITY DATE.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
38                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











                 (This page has been left blank intentionally.)











--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 BABSON             BABSON            BABSON
                                                                            ENTERPRISE FUND   ENTERPRISE FUND II    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
  Investments, at cost ...................................................    $   218,426         $   44,442       $   150,149
                                                                              ===========         ==========       ===========
  Investments, at value ..................................................    $   305,156         $   69,382       $   206,959
  Cash ...................................................................            107                  1                --
  Receivables:
   Investments sold ......................................................          1,405                 --                --
   Interest and dividends ................................................            112                 24               168
   Fund shares sold ......................................................          1,025                136                --
   Expense reimbursement .................................................             79                 28                43
   Foreign tax ...........................................................             --                 --                --
   Prepaid expenses and other assets .....................................             --                 --                --
                                                                              -----------         ----------       -----------
    Total assets: ........................................................        307,884             69,571           207,170
                                                                              -----------         ----------       -----------
 LIABILITIES AND NET ASSETS:
  Cash overdraft .........................................................             --                 --                --
  Payables:
   Management fees .......................................................            235                 64               121
   Administration fees ...................................................             25                  6                17
   Transfer agent fees ...................................................             58                  5                33
   Custodian fees ........................................................              5                  1                 6
   Accounting fees .......................................................             11                  3                 8
   Directors'/Trustees' fees .............................................             17                  4                15
   Dividends .............................................................             --                 --                --
   Investments purchased .................................................          2,334                110                --
   Other .................................................................             89                 17                53
                                                                              -----------         ----------       -----------
    Total liabilities: ...................................................          2,774                210               253
                                                                              -----------         ----------       -----------
NET ASSETS ...............................................................    $   305,110         $   69,361       $   206,917
                                                                              ===========         ==========       ===========
 NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ............................    $   223,799         $   44,773       $   247,192
  Accumulated undistributed net investment income (loss) .................           (189)              (133)              155
  Accumulated undistributed net realized gain (loss) on sale of
   investments and foreign currency transactions .........................         (5,230)              (219)          (97,240)
  Net unrealized appreciation (depreciation) in value of investments
   and translation of assets and liabilities in foreign currency .........         86,730             24,940            56,810
                                                                              -----------         ----------       -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............................    $   305,110         $   69,361       $   206,917
                                                                              ===========         ==========       ===========
Capital shares, $1.00 par value except for $0.01 Money Market and $0.10 Tax-Free Income:
 Authorized ..............................................................         40,000             10,000           100,000
                                                                              ===========         ==========       ===========
 Outstanding .............................................................         13,340              2,271            20,728
                                                                              ===========         ==========       ===========
NET ASSET VALUE PER SHARE ................................................    $     22.87         $    30.54       $      9.98
                                                                              ===========         ==========       ===========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
40                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                       BABSON               BABSON             BABSON            BABSON          BABSON
    SHADOW          BABSON          STEWART IVORY         BOND TRUST         BOND TRUST       MONEY MARKET      TAX-FREE
  STOCK FUND      VALUE FUND    INTERNATIONAL FUND        PORTFOLIO L        PORTFOLIO S          FUND         INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
  $  102,166       $260,545           $  9,974            $   77,404         $   28,649        $   27,733      $  31,967
  ==========       ========           ========            ==========         ==========        ==========      =========
  $  139,458       $407,150           $ 12,057            $   79,169         $   29,051        $   27,733      $  34,893
          --             --                 --                    --                 --                34             52
          --             --                 65                    --                 --                --             --
         110            534                 14                   769                279                --            508
         852            135                 --                    --                 --                --             --
          31             61                 35                    15                 15                 6              5
          --             --                 23                    --                 --                --             --
          --             --                 --                    --                  2                --             --
  ----------       --------           --------            ----------         ----------        ----------      ---------
     140,451        407,880             12,194                79,953             29,347            27,773         35,458
  ----------       --------           --------            ----------         ----------        ----------      ---------
          44             --                 49                     1                 --                --             --
         103            286                 32                    57                 21                18             26
          11             34                  1                     7                  2                 2              3
          27             62                 13                    19                 10                --             14
           1             13                 80                     1                  1                 1              1
           7             14                 --                     8                  6                 2              2
           7             29                  1                     6                  2                 2              3
          --             --                 --                   264                 97                 2             98
         136            491                 --                   740                247                --             --
          30             98                  7                    28                  6                11              7
  ----------       --------           --------            ----------         ----------        ----------      ---------
         366          1,027                183                 1,131                392                38            154
  ----------       --------           --------            ----------         ----------        ----------      ---------
  $  140,085       $406,853           $ 12,011            $   78,822         $   28,955        $   27,735      $  35,304
  ==========       ========           ========            ==========         ==========        ==========      =========
  $  104,640       $262,889           $ 19,540            $   81,429         $   30,408        $   27,789      $  32,214
           1          1,023                (25)                  (41)               (34)               --             --

      (1,848)        (3,664)            (9,591)               (4,331)            (1,821)              (54)           164

      37,292        146,605              2,087                 1,765                402                --          2,926
  ----------       --------           --------            ----------         ----------        ----------      ---------
  $  140,085       $406,853           $ 12,011            $   78,822         $   28,955        $   27,735      $  35,304
  ==========       ========           ========            ==========         ==========        ==========      =========


      10,000         50,000             10,000            Unlimited          Unlimited          2,000,000        100,000
  ==========       ========           ========            ==========         ==========        ==========      =========
       8,103          9,433                893                50,884              2,982            27,798          3,750
  ==========       ========           ========            ==========         ==========        ==========      =========
  $    17.29       $  43.13           $  13.45            $     1.55         $     9.71        $     1.00      $    9.41
  ==========       ========           ========            ==========         ==========        ==========      =========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                BABSON             BABSON           BABSON
                                                                           ENTERPRISE FUND   ENTERPRISE FUND II   GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends .............................................................      $ 1,143            $   267          $ 1,187
  Interest ..............................................................           28                 --               --
  Foreign tax withheld ..................................................           --                 --               --
                                                                               -------            -------          -------
                                                                                 1,171                267            1,187
                                                                               -------            -------          -------
 EXPENSES:
  Management fees .......................................................        1,209                353              745
  Administration fees ...................................................          126                 31              100
  Registration fees .....................................................           51                 16               20
  Transfer agent fees ...................................................          100                 27               88
  Custodian fees ........................................................           10                  3                8
  Accounting fees .......................................................           52                 14               41
  Professional fees .....................................................           23                  6               21
  Directors'/Trustees' fees .............................................           15                  4               12
  Other .................................................................           33                  8               31
                                                                               -------            -------          -------
   Total expenses before voluntary reduction of management fees .........        1,619                462            1,066
   Expenses voluntarily reduced .........................................         (259)               (62)            (214)
                                                                               -------            -------          -------
   Net expenses .........................................................        1,360                400              852
                                                                               -------            -------          -------
   Net investment income (loss) .........................................         (189)              (133)             335
                                                                               -------            -------          -------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY:
  Realized gain (loss) from:
   Investment transactions ..............................................       11,635              2,067            9,476
   Foreign currency transactions ........................................           --                 --               --
  Change in net unrealized appreciation (depreciation) from:
   Investments ..........................................................       53,293             13,112           18,755
   Translation of assets and liabilities in foreign currencies ..........           --                 --               --
                                                                               -------            -------          -------
   Net realized and unrealized gain (loss) on investments
    and foreign currency transactions ...................................       64,928             15,179           28,231
                                                                               -------            -------          -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........      $64,739            $15,046          $28,566
                                                                               =======            =======          =======



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
42                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     BABSON              BABSON          BABSON          BABSON          BABSON
   SHADOW         BABSON          STEWART IVORY        BOND TRUST      BOND TRUST     MONEY MARKET      TAX-FREE
 STOCK FUND     VALUE FUND    INTERNATIONAL FUND      PORTFOLIO L     PORTFOLIO S         FUND         INCOME FUND
------------------------------------------------------------------------------------------------------------------
  $   698        $ 4,592             $  82             $     16         $    5           $  --           $   --
       10             --                --                1,898            638             152              817
       --             --                  (8)                --             --              --               --
------------------------------------------------------------------------------------------------------------------
      708          4,592                74                1,914            643             152              817
------------------------------------------------------------------------------------------------------------------
      513          1,656                51                  347            129             112              156
       57            195                 6                   41             15              15               18
       23             29                16                   15              6              12                9
       45            170                16                   36             13              15               16
        5             15                76                    4              2               2                2
       28             78                 6                   31             20               7               11
       11             40                 1                   12              5               3                4
        7             24                 1                    5              2               2                2
       15             58                 3                   11              4               6                7
------------------------------------------------------------------------------------------------------------------
      704          2,265               176                  502            196             174              225
     (117)          (398)              (77)                (104)           (94)            (38)             (44)
------------------------------------------------------------------------------------------------------------------
      587          1,867                99                  398            102             136              181
------------------------------------------------------------------------------------------------------------------
      121          2,725               (25)               1,516            541              16              636
------------------------------------------------------------------------------------------------------------------
    3,690          8,069               697                  505            158              --              513
       --             --               (38)                  --             --              --               --
   23,349         44,059             1,676               (2,128)          (625)             --             (787)
       --             --                  (1)                --             --              --               --
------------------------------------------------------------------------------------------------------------------

   27,039         52,128             2,334               (1,623)          (467)             --             (274)
------------------------------------------------------------------------------------------------------------------
  $27,160        $54,853             $2,309            $   (107)        $   74           $  16           $  362
==================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         BABSON ENTERPRISE FUND          BABSON ENTERPRISE FUND II
                                                                     SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                                                      DECEMBER 31,       JUNE 30,         DECEMBER 31,     JUNE 30,
                                                                         2003             2003               2003            2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)                         (UNAUDITED)
 OPERATIONS:
  Net investment income (loss) .................................       $    (189)     $       434          $   (133)     $      (89)
  Net realized gain (loss) from investments and foreign
   currency transactions .......................................          11,635          (16,021)            2,067          (2,283)
  Change in net unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies during the period ........................          53,293          (13,779)           13,112          (1,397)
                                                                       ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations ................................................          64,739          (29,366)           15,046          (3,769)

 DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ........................................             (44)            (390)               --              --
  Net realized gain from investment transactions ...............              --             (229)               --          (1,110)
  Return of capital ............................................              --               --                --              --
                                                                       ------------------------------------------------------------
    Total distributions to shareholders ........................             (44)            (619)               --          (1,110)

 CAPITAL SHARE TRANSACTIONS:
  Shares sold ..................................................          57,410           77,754             5,010           9,289
  Reinvested distributions .....................................              39              529                --           1,044
                                                                       ------------------------------------------------------------
                                                                          57,449           78,283             5,010          10,333
  Shares repurchased ...........................................         (25,685)        (209,998)           (3,956)        (13,613)
                                                                       ------------------------------------------------------------
    Net increase (decrease) from capital share transactions ....          31,764         (131,715)            1,054          (3,280)
                                                                       ------------------------------------------------------------
     Net increase (decrease) in net assets .....................          96,459         (161,700)           16,100          (8,159)

 NET ASSETS:
  Beginning of period ..........................................         208,651          370,351            53,261          61,420
                                                                       ------------------------------------------------------------
  End of period ................................................       $ 305,110      $   208,651          $ 69,361      $   53,261
                                                                       ============================================================
  Undistributed net investment income (loss) at end of period ..       $    (189)     $        44          $   (133)     $       --
                                                                       ============================================================
Fund share transactions:
  Shares sold ..................................................           2,809            5,059               174             425
  Reinvested distributions .....................................               2               30                --              44
                                                                       ------------------------------------------------------------
                                                                           2,811            5,089               174             469
  Shares repurchased ...........................................          (1,283)         (13,870)             (143)           (626)
                                                                       ------------------------------------------------------------
    Net increase (decrease) in fund shares .....................           1,528           (8,781)               31
                                                                       ============================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
44                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                             BABSON-STEWART IVORY
   BABSON GROWTH FUND             SHADOW STOCK FUND             BABSON VALUE FUND             INTERNATIONAL FUND
 SIX MONTHS       YEAR         SIX MONTHS       YEAR          SIX MONTHS       YEAR         SIX MONTHS       YEAR
   ENDED          ENDED           ENDED         ENDED            ENDED         ENDED           ENDED         ENDED
 DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
   2003            2003           2003           2003            2003           2003           2003           2003
--------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
 $     335      $     493      $     121      $      298      $   2,725      $   4,518      $    (25)     $    142

     9,476        (38,994)         3,690          (4,610)         8,069         (5,434)          659        (3,321)


    18,755         25,101         23,349            (850)        44,059        (45,673)        1,675           656
--------------------------------------------------------------------------------------------------------------------

    28,566        (13,400)        27,160          (5,162)        54,853        (46,589)        2,309        (2,523)
      (200)          (473)          (151)           (297)        (1,700)        (4,450)           --           (91)
        --             --           (728)         (1,908)        (3,743)            --            --            --
        --             --             --              --             --             --            --          (676)
--------------------------------------------------------------------------------------------------------------------
      (200)          (473)          (879)         (2,205)        (5,443)        (4,450)           --          (767)
     5,236         19,171         32,359          41,993         18,139         83,748         1,718           742
       180            428            823           2,092          5,245          4,271            --           708
--------------------------------------------------------------------------------------------------------------------
     5,416         19,599         33,182          44,085         23,384         88,019         1,718         1,450
   (19,011)       (39,642)       (11,580)        (40,828)       (39,722)       (99,686)       (3,918)       (3,943)
--------------------------------------------------------------------------------------------------------------------
   (13,595)       (20,043)        21,602           3,257        (16,338)       (11,667)       (2,200)       (2,493)
--------------------------------------------------------------------------------------------------------------------
    14,771        (33,916)        47,883          (4,110)        33,072        (62,706)          109        (5,783)
   192,146        226,062         92,202          96,312        373,781        436,487        11,902        17,685
--------------------------------------------------------------------------------------------------------------------
 $ 206,917      $ 192,146      $ 140,085      $   92,202      $ 406,853      $ 373,781      $ 12,011      $ 11,902
====================================================================================================================
 $     155      $      20      $       1      $       31      $   1,023      $      (2)     $    (25)     $     --
====================================================================================================================
       581          2,343          2,014           3,453            455          2,327           148            65
        18             48             47             156            124            119            --            62
--------------------------------------------------------------------------------------------------------------------
       599          2,391          2,061           3,609            579          2,446           148           127
    (2,057)        (4,795)          (737)         (3,427)          (988)        (2,790)         (329)         (340)
--------------------------------------------------------------------------------------------------------------------
    (1,458)        (2,404)         1,324             182           (409)          (344)         (181)         (213)
====================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                       BABSON BOND TRUST
                                                                                          PORTFOLIO L
                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                              DECEMBER 31, 2003      JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------
                                                                                  (UNAUDITED)
 OPERATIONS:
  Net investment income (loss) ............................................        $   1,516          $   4,463
  Net realized gain (loss) from investments ...............................              505             (1,159)
  Change in net unrealized appreciation (depreciation) on investments .....           (2,128)             3,818
                                                                                   -------------------------------
    Net increase (decrease) in net assets resulting from operations .......             (107)             7,122

 DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...................................................           (1,668)            (4,463)
  Net realized gain from investment transactions ..........................               --                 --
                                                                                   -------------------------------
    Total distributions to shareholders ...................................           (1,668)            (4,463)

 CAPITAL SHARE TRANSACTIONS:
  Shares sold .............................................................            3,765             10,988
  Reinvested distributions ................................................            1,454              3,852
                                                                                   -------------------------------
                                                                                       5,219             14,840
  Shares repurchased ......................................................          (10,156)           (23,521)
                                                                                   -------------------------------
    Net increase (decrease) from capital share transactions ...............           (4,937)            (8,681)
                                                                                   -------------------------------
     Net increase (decrease) in net assets ................................           (6,712)            (6,022)

 NET ASSETS:
  Beginning of period .....................................................           85,534             91,556
                                                                                   -------------------------------
  End of period ...........................................................        $  78,822          $  85,534
                                                                                   ===============================
  Undistributed net investment income (loss) at end of period .............        $     (41)         $     111
                                                                                   ===============================
Fund share transactions:
  Shares sold .............................................................            2,440              7,110
  Reinvested distributions ................................................              941              2,497
                                                                                   -------------------------------
                                                                                       3,381              9,607
  Shares repurchased ......................................................           (6,590)           (15,177)
                                                                                   -------------------------------
    Net increase (decrease) in fund shares ................................           (3,209)            (5,570)
                                                                                   ===============================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
46                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

          BABSON BOND TRUST                            BABSON                                  BABSON
             PORTFOLIO S                          MONEY MARKET FUND                     TAX-FREE INCOME FUND
  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
DECEMBER 31, 2003      JUNE 30, 2003    DECEMBER 31, 2003      JUNE 30, 2003    DECEMBER 31, 2003      JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
     $    541            $  1,592            $     16            $     210           $    636            $  1,418
          158                (215)                 --                   --                513                  86
         (625)              1,069                  --                   --               (787)              1,730
--------------------------------------------------------------------------------------------------------------------
           74               2,446                  16                  210                362               3,234
         (617)             (1,592)                (16)                (210)              (636)             (1,418)
           --                  --                  --                   --               (435)                (56)
--------------------------------------------------------------------------------------------------------------------
         (617)             (1,592)                (16)                (210)            (1,071)             (1,474)
        1,278               7,866               4,584               23,111              3,404               7,306
          574               1,458                  19                  224                660                 900
--------------------------------------------------------------------------------------------------------------------
        1,852               9,324               4,603               23,335              4,064               8,206
       (4,521)             (8,919)             (9,022)             (29,058)            (7,096)             (7,356)
--------------------------------------------------------------------------------------------------------------------
       (2,669)                405              (4,419)              (5,723)            (3,032)                850
--------------------------------------------------------------------------------------------------------------------
       (3,212)              1,259              (4,419)              (5,723)            (3,741)              2,610
       32,167              30,908              32,154               37,877             39,045              36,435
--------------------------------------------------------------------------------------------------------------------
     $ 28,955            $ 32,167            $ 27,735            $  32,154           $ 35,304            $ 39,045
====================================================================================================================
     $    (34)           $     42            $     --            $      --           $     --            $     --
====================================================================================================================
          132                 811               4,584               23,111                366                 779
           59                 150                  19                  224                 70                  96
--------------------------------------------------------------------------------------------------------------------
          191                 961               4,603               23,335                436                 875
         (466)               (919)             (9,022)             (29,058)              (764)               (782)
--------------------------------------------------------------------------------------------------------------------
         (275)                 42              (4,419)              (5,723)              (328)                 93
====================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION:

The Babson Enterprise Fund (Enterprise), Babson Enterprise Fund II (Enterprise
II), David L. Babson Growth Fund (Growth), Shadow Stock Fund (Shadow Stock), Babson Value Fund (Value), Babson-Stewart Ivory International Fund (Stewart Ivory International), D.L. Babson Bond Trust (Bond Trust), D.L. Babson Money Market Fund (Money Market) and D.L. Babson Tax-Free Income Fund (Tax-Free Income) (collectively referred to herein as the "Funds" and individually as a "Fund") are registered under the Investment Company Act of 1940, as amended, as no-load open-end, diversified management investment companies. All Funds listed above except the Bond Trust are established as Maryland Corporations. The Bond Trust (comprising of Portfolio L and S) is of a series type and has been reorganized as a Delaware Business Trust according to the Delaware Business Trust Act of 1988.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATION -- Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Fair Market Value Committee. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board. Money Market instruments are valued at amortized cost which approximates market value. The Money Market Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. SECURITY TRANSACTIONS AND RELATED
INCOME -- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

C. OPTIONS -- Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Stewart Ivory International Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Stewart Ivory International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the

--------------------------------------------------------------------------------
48                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Stewart Ivory International Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

F. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors/Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly for the Money Market, Bond Trust and the Tax-Free Income Funds. Dividends from net investment income are declared and paid quarterly for the Value Fund. Dividends from net investment income are declared and paid semi-annually for the Enterprise, Enterprise II, Growth, Shadow Stock and Stewart Ivory International Funds. Distributable net realized capital gains, if any, are declared and distributed annually for all the Funds.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

H. ALLOCATION METHODOLOGY -- Expenses directly related to one Fund are charged to that Fund. Other operating expenses for the Funds are prorated to the Funds on the basis of relative net assets or other appropriate basis.



--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six-months ended December 31, 2003 are as follows:

BABSON ENTERPRISE FUND:
Purchases                                                           $49,283,179
Proceeds from sales                                                  29,675,488

BABSON ENTERPRISE FUND II:
Purchases                                                           $ 9,059,304
Proceeds from sales                                                   9,772,232

BABSON GROWTH FUND:
Purchases                                                           $32,272,580
Proceeds from sales                                                  49,015,171

SHADOW STOCK FUND:
Purchases                                                           $24,110,443
Proceeds from sales                                                   6,134,259

BABSON VALUE FUND:
Purchases                                                           $15,013,254
Proceeds from sales                                                  32,719,202

BABSON-STEWART IVORY
INTERNATIONAL FUND:
Purchases                                                           $ 5,637,429
Proceeds from sales                                                   7,345,756

BABSON BOND TRUST - PORTFOLIO L:
Purchases                                                           $43,368,932
Proceeds from sales                                                  46,773,207

BABSON BOND TRUST - PORTFOLIO S:
Purchases                                                           $14,765,075
Proceeds from sales                                                  16,504,361

BABSON TAX-FREE INCOME FUND:
Purchases                                                           $ 4,391,330
Proceeds from sales                                                   8,885,961

4. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Jones & Babson, Inc. ("J&B"), a wholly owned subsidiary of RBC Dain Rauscher Corp., in accordance with the advisory agreements with the Funds. Management fees are accrued daily and paid monthly. The fees charged are calculated based on the following annual rates of average daily net assets:

                                  AVERAGE DAILY NET                 ANNUAL RATE
FUND                               ASSETS OF FUND                   PERCENTAGE
-------------------------------------------------------------------------------
Enterprise                       Up to $30 million                      1.40%
                                 Over $30 million                       0.90%
Enterprise II                    Up to $30 million                      1.40%
                                 Over $30 million                       0.90%
Growth                          Up to $250 million                      0.75%
                                 Over $250 million                      0.60%
Shadow Stock                                                            0.90%
Value                                                                   0.85%
Stewart Ivory
  International                                                         0.85%
Bond Trust --
  Portfolio L                                                           0.85%
Bond Trust --
  Portfolio S                                                           0.85%
Money Market                                                            0.75%
Tax-Free Income                                                         0.85%

J&B and each Fund entered into an Administrative Services Agreement under which J&B will provide fund administration, transfer agency, fund accounting and other. Each Fund will pay J&B an annual fee of 0.10% of average daily net assets under the Administrative Services Agreement.

Under the terms of an Expense Limitation Agreement ("the Agreement") with J&B, J&B has agreed to waive its management fee and, if necessary, to bear certain operating expenses in order to limit the total annual operating expenses of the Funds for at least the next two years. The limits imposed for each Fund are calculated based on the total fees and expenses incurred for the six-months ended December 31, 2003.



--------------------------------------------------------------------------------
50                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the six-months ended December 31, 2003, the annual expense limits, expressed as a percentage of average net assets, were as follows:

                                                                     ANNUAL RATE
FUND                                                                 PERCENTAGE
--------------------------------------------------------------------------------
Enterprise                                                              1.08%
Enterprise II                                                           1.30%
Growth                                                                  0.85%
Shadow Stock                                                            1.03%
Value                                                                   0.96%
Stewart Ivory International                                             1.65%
Bond Trust -- Portfolio L                                               0.98%
Bond Trust -- Portfolio S                                               0.68%
Money Market                                                            0.93%
Tax-Free Income                                                         0.99%
--------------------------------------------------------------------------------

5. FEDERAL INCOME TAX INFORMATION:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

On June 30, 2003, the Funds' most recent fiscal year end for tax purposes, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                             CAPITAL LOSS                 POST-OCTOBER
        FUND                   CARRYOVER      EXPIRES        LOSSES
        --------------------------------------------------------------
        Enterprise          $16,231,051         2011     $       --
                            ===========                  ==========
        Enterprise II       $ 2,283,852         2011     $       --
                            ===========                  ==========
        Growth              $44,250,086         2010     $7,760,902
                                                         ==========
                            $51,087,562         2011
                            -----------
                            $95,337,648
                            ===========
        Shadow Stock        $ 3,790,606         2011     $  877,860
                                                         ==========
        Value               $ 4,239,465         2011     $       --
                                                         ==========
        Stewart Ivory
          International     $   101,277         2009     $1,897,849
                                                         ==========
                            $ 3,455,652         2010
                            $ 4,752,636         2011
                            -----------
                            $ 8,309,565
                            ===========
        Bond Trust --
          Portfolio L       $ 1,367,653         2004     $   74,532
                                                         ==========
                            $   545,666         2005
                            $   104,840         2009
                            $ 1,268,050         2010
                            $ 1,108,515         2011
                            -----------
                            $ 4,394,724
                            ===========
        Bond Trust --
          Portfolio S       $   577,562         2004     $  114,139
                                                         ==========
                            $   442,862         2005
                            $   115,326         2008
                            $   377,379         2009
                            $    90,261         2010
                            -----------         ----     ----------
                            $ 1,603,390
                            ===========
        Money Market        $       306         2005     $       --
                                                         ==========
                            $       136         2006
                            $     1,135         2008
                            $        45         2009
                            $    52,860         2010
                            -----------
                            $    54,482
                            ===========






--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

POST OCTOBER LOSS DEFERRAL -- Capital (and foreign currency) losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

As of December 31, 2003, the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                                         NET UNREALIZED
                      UNREALIZED        UNREALIZED        APPRECIATION
FUND                 APPRECIATION       DEPRECIATON      (DEPRECIATION)
-----------------------------------------------------------------------
Enterprise          $91,933,042      $(5,203,336)       $86,729,706
Enterprise II        26,990,517       (2,050,687)        24,939,830
Growth               58,931,522       (2,121,901)        56,809,621
Shadow Stock         45,021,603       (7,729,771)        37,291,832
Value               146,605,315               --        146,605,315
Stewart Ivory
  International       2,159,917          (76,580)         2,083,337
Bond Trust --
  Long                2,878,272       (1,113,518)         1,764,754
Bond Trust --
  Short                 881,122         (479,840)           401,282
Money Market                 --               --                 --
Tax Free              2,939,615          (13,666)         2,925,949
-----------------------------------------------------------------------

6. SUBSEQUENT EVENTS:

In February 2004, proxy statements were mailed to shareholders containing certain proposals to be considered at a special meeting of shareholders that is scheduled to occur on or about March 15, 2004. Among the matters to be considered by shareholders are: (i) closing Babson-Stewart Ivory International Fund; (ii) combining Babson Growth Fund, Babson Bond Trust -Portfolio L, Babson Bond Trust -Portfolio S and Babson Money Market Fund into other portfolios with similar investment objectives also advised by the Funds' advisor, Voyageur Asset Management Inc; (iii) electing directors/trustees; (iv) modifying certain investment restrictions; and (v) reorganizing all of the Funds (other than Babson-Stewart Ivory International Fund) as separate series of a new Delaware statutory trust and renaming them as the Tamarack Funds. Currently, all of the Funds (with the exception of Babson Bond Trust) are Maryland corporations.

















--------------------------------------------------------------------------------
52                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON ENTERPRISE FUND

----------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  DECEMBER 31, 2003                  YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                        (Unaudited)      2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................      $  17.66      $  17.98      $  15.24      $  13.82      $  14.72
                                                            ----------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ......................            --          0.04          0.02          0.03          0.03
   Net gains (losses) on securities
    (both realized and unrealized) ...................          5.21         (0.31)         3.08          2.46          0.18
                                                            ----------------------------------------------------------------
 Total from investment operations ....................          5.21         (0.27)         3.10          2.49          0.21
                                                            ----------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..............            --(a)      (0.03)        (0.05)        (0.02)        (0.04)
   In excess of net investment income ................            --            --            --            --            --
   Distributions from capital gains ..................            --         (0.02)        (0.31)        (1.05)        (1.07)
                                                            ----------------------------------------------------------------
  Total distributions: ...............................            --         (0.05)        (0.36)        (1.07)        (1.11)
                                                            ----------------------------------------------------------------
Net asset value, end of period .......................      $  22.87      $  17.66      $  17.98      $  15.24      $  13.82
                                                            ================================================================
Total return* ........................................         29.52%       (1.48%)        20.82%        20.08%         2.84%
                                                            ================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..............      $    305      $    209      $    370    $     137       $    111
Ratio of expenses to average net assets** ............          1.08%         1.08%         1.08%        1.15%          1.14%
Ratio of expenses to average net assets before fee
 waivers and expense reimbursements** ................          1.29%         1.14%         1.08%        1.15%          1.14%
Ratio of net investment income
 to average net assets** .............................         (0.15%)        0.21%         0.04%        0.25%          0.15%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ....................................         (0.36%)        0.15%         0.04%        0.25%          0.15%
Portfolio turnover rate ..............................            13%           13%           93%          55%            32%

[WIDE TABLE CONTINUED FROM ABOVE]

-----------------------------------------------------------------------------------
                                                        SEVEN MONTHS    YEAR ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                 ENDED      NOVEMBER 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                     JUNE 30, 1999      1998
-----------------------------------------------------------------------------------
Net asset value, beginning of period .................   $  16.63       $  21.22
                                                         -----------------------
 Income from investment operations:
   Net investment income (loss) ......................       0.03           0.04
   Net gains (losses) on securities
    (both realized and unrealized) ...................       0.58          (2.15)
                                                         -----------------------
 Total from investment operations ....................       0.61          (2.11)
                                                         -----------------------
 Less distributions:
   Dividends from net investment income ..............      (0.05)         (0.06)
   In excess of net investment income ................         --             --
   Distributions from capital gains ..................      (2.47)         (2.42)
                                                         -----------------------
  Total distributions: ...............................      (2.52)         (2.48)
                                                         -----------------------
Net asset value, end of period .......................   $  14.72       $   16.63
                                                         =======================
Total return* ........................................       4.70%        (11.05%)
                                                         =======================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..............   $    155       $    179
Ratio of expenses to average net assets** ............       1.11%          1.09%
Ratio of expenses to average net assets before fee
 waivers and expense reimbursements** ................       1.11%          1.09%
Ratio of net investment income
 to average net assets** .............................       0.32%          0.29%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ....................................       0.32%          0.29%
Portfolio turnover rate ..............................         12%            22%

(a)AMOUNT IS LESS THAN $0.01.

 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON ENTERPRISE FUND II

------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                                       SEVEN MONTHS   YEAR
                                                       DECEMBER 31,                                             ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               2003                YEARS ENDED JUNE 30,            JUNE 30,  NOVEMBER 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                    (Unaudited)   2003       2002       2001       2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............     $  23.78    $ 25.62    $ 26.19    $ 25.18    $ 24.48    $ 23.20    $ 26.70
                                                       --------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..................        (0.07)     (0.04)     (0.03)      0.04       0.02       0.03       0.10
   Net gains (losses) on securities
    (both realized and unrealized) ...............         6.83      (1.29)      0.73       3.63       1.30       2.37      (1.50)
                                                       --------------------------------------------------------------------------
 Total from investment operations ................         6.76      (1.33)      0.70       3.67       1.32       2.40      (1.40)
                                                       --------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..........           --         --      (0.01)     (0.03)     (0.02)     (0.05)     (0.05)
   Distributions from capital gains ..............           --      (0.51)     (1.26)     (2.63)     (0.60)     (1.07)     (2.05)
                                                       --------------------------------------------------------------------------
 Total distributions: ............................           --      (0.51)     (1.27)     (2.66)     (0.62)     (1.12)     (2.10)
                                                       --------------------------------------------------------------------------
Net asset value, end of period ...................     $  30.54    $ 23.78    $ 25.62    $ 26.19    $ 25.18    $ 24.48    $ 23.20
                                                       ==========================================================================
Total return* ....................................        28.48%     (5.22%)     2.91%     15.54%      5.63%     11.03%     (5.61%)
                                                       ==========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..........     $     69    $    53    $    61    $    60    $    60    $    77    $    83
Ratio of expenses to average net assets** ........         1.30%      1.30%      1.30%      1.30%      1.27%      1.23%      1.22%
Ratio of expenses to average net assets before fee
 waivers and expense reimbursements** ............         1.50%      1.38%      1.30%      1.30%       1.27%     1.23%      1.22%
Ratio of net investment income
 to average net assets** .........................        (0.43%)    (0.18%)    (0.14%)     0.12%      0.08%      0.11%      0.40%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ................................        (0.64%)    (0.26%)    (0.14%)     0.12%      0.08%      0.11%      0.40%
Portfolio turnover rate ..........................           15%        25%        37%        41%        23%        14%        25%

 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
54                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           DECEMBER 31, 2003                   YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                      (Unaudited)      2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................... $   8.66    $   9.19    $  12.51    $  20.87    $  20.01   $  20.77
                                                           -------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..........................     0.02        0.02          --       (0.03)      (0.04)      0.02
   Net gains (losses) on securities
    (both realized and unrealized) .......................     1.31       (0.53)      (3.07)      (5.22)       4.00       3.25
                                                           -------------------------------------------------------------------
 Total from investment operations ........................     1.33       (0.51)      (3.07)      (5.25)       3.96       3.27
                                                           -------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..................    (0.01)      (0.02)         --          --          --      (0.02)
   Distributions from capital gains ......................       --          --       (0.25)      (3.11)      (3.10)     (4.01)
                                                           -------------------------------------------------------------------
 Total distributions: ....................................    (0.01)      (0.02)      (0.25)      (3.11)      (3.10)     (4.03)
                                                           -------------------------------------------------------------------
Net asset value, end of period ........................... $   9.98    $   8.66    $   9.19    $  12.51    $  20.87   $  20.01
                                                           ====================================================================
Total return* ............................................    15.35%      (5.54%)    (24.90%)    (26.27%)     20.69%      17.04%
                                                           ====================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .................. $    207    $   192     $    226    $    347    $    525   $     490
Ratio of expenses to average net assets** ................     0.85%      0.85%        0.85%       0.80%       0.79%       0.79%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ............................     1.06%      0.90%        0.85%       0.80%       0.79%       0.79%
Ratio of net investment income to average net assets** ...     0.33%      0.26%       (0.03%)     (0.16%)     (0.18%)      0.09%
Ratio of net investment income to average net assets
 before fee waivers and expense reimbursements** .........     0.12%      0.21%       (0.03%)     (0.16%)     (0.18%)      0.09%
Portfolio turnover rate ..................................       16%        71%          31%         64%         62%         39%


SHADOW STOCK FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK           DECEMBER 31, 2003                   YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                      (Unaudited)      2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................... $  13.60    $  14.60    $  13.23    $  12.26    $  12.06    $  13.24
                                                           -------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..........................     0.02        0.05        0.03        0.13        0.09        0.11
   Net gains (losses) on securities
    (both realized and unrealized) .......................     3.78       (0.72)       1.58        1.74        1.04       (0.24)
                                                           -------------------------------------------------------------------
 Total from investment operations ........................     3.80       (0.67)       1.61        1.87        1.13       (0.13)
                                                           -------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..................    (0.02)      (0.04)      (0.02)     (0.13)       (0.07)      (0.07)
   Distributions from capital gains ......................    (0.09)      (0.29)      (0.22)     (0.77)       (0.86)      (0.98)
                                                           -------------------------------------------------------------------
 Total distributions: ....................................    (0.11)      (0.33)      (0.24)     (0.90)       (0.93)      (1.05)
                                                           -------------------------------------------------------------------
Net asset value, end of period ........................... $  17.29    $  13.60    $  14.60     $ 13.23    $  12.26    $  12.06
                                                           ====================================================================
Total return* ............................................    27.94%      (4.55%)     12.44%      16.82%       9.91%      (0.25%)
                                                           ====================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .................. $    140    $     92    $     96     $    62    $     45    $     50
Ratio of expenses to average net assets** ................     1.03%       1.03%       1.03%       1.03%       1.07%       1.10%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ............................     1.24%       1.08%       1.03%       1.03%       1.07%       1.10%
Ratio of net investment income to average net assets** ...     0.21%       0.36%       0.26%       1.20%       0.66%       0.97%
Ratio of net investment income to average net assets
 before fee waivers and expense reimbursements** .........     0.01%       0.31%       0.26%       1.20%       0.66%       0.97%
Portfolio turnover rate ..................................        6%         17%         34%         29%         18%         21%

 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON VALUE FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                                       SEVEN MONTHS   YEAR
                                                       DECEMBER 31,                                             ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               2003                YEARS ENDED JUNE 30,            JUNE 30,  NOVEMBER 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                    (Unaudited)   2003       2002       2001       2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........          $ 37.98    $ 42.85    $ 45.43    $ 38.76    $ 51.36    $ 47.42    $ 47.73
                                                        ----------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..............             0.29       0.45       0.44       0.65       1.27       0.45       0.62
   Net gains (losses) on securities
    (both realized and unrealized) ...........             5.44      (4.88)     (1.87)      7.12      (9.35)      5.90       1.09
                                                        ----------------------------------------------------------------------------
 Total from investment operations ............             5.73      (4.43)     (1.43)      7.77      (8.08)      6.35       1.71
                                                        ----------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ......           (0.18)      (0.44)     (0.07)     (0.90)     (0.96)     (0.44)     (0.56)
   Distributions from capital gains ..........           (0.40)         --      (0.67)     (0.20)     (3.56)     (1.97)     (1.46)
   Return of capital .........................               --         --      (0.41)        --         --         --         --
                                                        ----------------------------------------------------------------------------
 Total distributions: ........................           (0.58)      (0.44)     (1.15)     (1.10)     (4.52)     (2.41)     (2.02)
                                                        ----------------------------------------------------------------------------
Net asset value, end of period ...............          $ 43.13    $ 37.98    $ 42.85    $ 45.43    $ 38.76    $ 51.36    $ 47.42
                                                        ============================================================================
Total return* ................................            15.12%    (10.26%)    (3.02%)    20.30%    (15.93%)    14.14%      3.85%
                                                        ============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ......          $   407    $   374    $   436    $   496    $   528    $ 1,244    $ 1,494
Ratio of expenses to average net assets** ....             0.96%      0.96%      0.96%      0.96%      0.96%      0.96%      0.98%
Ratio of expenses to average net assets before
 fee waivers and expense reimbursements** ....             1.16%      0.99%      0.96%      0.96%      0.96%      0.96%      0.98%
Ratio of net investment income to average net
 assets** ....................................             1.40%      1.24%      1.02%      1.38%      2.41%      1.05%      1.28%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ............................             1.21%      1.21%      1.02%      1.38%      2.41%      1.05%      1.28%
Portfolio turnover rate ......................                4%        78%        25%        27%        18%        13%        42%

 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
56                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON-STEWART IVORY INTERNATIONAL FUND

------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               DECEMBER 31, 2003            YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                          (Unaudited)   2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................     $ 11.08   $ 13.74   $ 15.93   $ 23.59   $ 19.48   $ 19.65
                                                               ---------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..........................       (0.03)     0.18     (0.13)    (0.03)    (0.04)     0.03
   Net gains (losses) on securities
    (both realized and unrealized) .......................        2.40     (2.08)    (2.06)    (7.19)     4.45      0.66
                                                               ---------------------------------------------------------
 Total from investment operations ........................        2.37     (1.90)    (2.19)    (7.22)     4.41      0.69
                                                               ---------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..................          --     (0.09)       --        --        --     (0.04)
   Distributions from capital gains ......................          --        --        --     (0.44)    (0.30)    (0.82)
   Return of capital .....................................          --     (0.67)       --        --        --        --
                                                               ---------------------------------------------------------
 Total distributions: ....................................          --     (0.76)       --     (0.44)    (0.30)    (0.86)
                                                               ---------------------------------------------------------
Net asset value, end of period ...........................     $ 13.45   $ 11.08   $ 13.74   $ 15.93   $ 23.59   $ 19.48
                                                               =========================================================
Total return* ............................................       21.39%   (13.97%)  (13.72%)   (0.97%)   22.64%     3.76%
                                                               =========================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..................     $    12   $    12   $    18   $    51   $    85   $    89
Ratio of expenses to average net assets** ................        1.65%     1.27%     1.65%     1.23%     1.24%     1.23%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ............................        2.94%     1.46%     1.65%     1.23%     1.24%     1.23%
Ratio of net investment income to average net assets** ...       (0.41%)    1.11%    (0.54%)   (0.15%)   (0.06%)    0.24%
Ratio of net investment income to average net assets
 before fee waivers and expense reimbursements** .........       (1.70%)    0.92%    (0.54%)   (0.15%)   (0.06%)    0.24%
Portfolio turnover rate ..................................          49%       69%       48%       49%       47%       51%


 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST -- PORTFOLIO L

------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                                       SEVEN MONTHS   YEAR
                                                       DECEMBER 31,                                             ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               2003                YEARS ENDED JUNE 30,            JUNE 30,  NOVEMBER 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                    (Unaudited)   2003       2002       2001       2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............      $  1.58    $  1.53    $  1.54    $  1.48    $  1.52    $  1.59    $  1.56
                                                        -------------------------------------------------------------------------
 Income from investment operations:
   Net investment income .........................         0.03       0.08       0.08       0.09       0.09       0.05       0.09
   Net gains (losses) on securities
    (both realized and unrealized) ...............        (0.03)      0.05      (0.01)      0.06      (0.04)     (0.07)      0.03
                                                        -------------------------------------------------------------------------
 Total from investment operations ................        (0.00)      0.13       0.07       0.15       0.05      (0.02)      0.12
                                                        -------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..........        (0.03)     (0.08)     (0.08)     (0.09)     (0.09)     (0.05)     (0.09)
                                                        -------------------------------------------------------------------------
 Total distributions: ............................        (0.03)     (0.08)     (0.08)     (0.09)     (0.09)     (0.05)     (0.09)
                                                        -------------------------------------------------------------------------
Net asset value, end of period ...................      $  1.55    $  1.58       1.53    $  1.54    $  1.48    $  1.52    $  1.59
                                                        -------------------------------------------------------------------------
Total return* ....................................         0.14%      8.47%      4.81%     10.45%      3.54%     (1.16%)     8.13%
                                                        -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..........      $    79    $    86         92    $    97    $   100   $    121    $   128
Ratio of expenses to average net assets** ........         0.98%      0.98%      0.98%      0.98%      0.98%      0.97%      0.97%
Ratio of expenses to average net assets before fee
 waivers and expense reimbursements** ............         1.24%      1.02%      0.98%      0.98%      0.98%      0.97%      0.97%
Ratio of net investment income to average net
 assets** ........................................         3.72%      4.95%      5.25%      5.98%      6.14%      5.73%      5.93%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ................................         3.47%      4.91%      5.25%      5.98%      6.14%      5.73%      5.93%
Portfolio turnover rate ..........................           57%        44%        61%        38%        26%        38%        43%

(a) AS REQUIRED, EFFECTIVE JULY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JUNE 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.25%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JULY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

   *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

  **ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
58                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST -- PORTFOLIO S

------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                                       SEVEN MONTHS   YEAR
                                                       DECEMBER 31,                                             ENDED      ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK               2003                YEARS ENDED JUNE 30,            JUNE 30,  NOVEMBER 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                    (Unaudited)   2003       2002       2001       2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............      $  9.88    $  9.61    $  9.66    $  9.35    $  9.60    $  9.91    $  9.78
                                                        -------------------------------------------------------------------------
 Income from investment operations:
   Net investment income .........................         0.18       0.49       0.54       0.59       0.58       0.33       0.58
   Net gains (losses) on securities
    (both realized and unrealized) ...............        (0.15)      0.27      (0.04)      0.31      (0.25)     (0.31)      0.13
                                                        -------------------------------------------------------------------------
 Total from investment operations ................         0.03       0.76       0.50       0.90       0.33       0.02       0.71
                                                        -------------------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..........        (0.20)     (0.49)     (0.55)     (0.59)     (0.58)     (0.33)     (0.58)
                                                        -------------------------------------------------------------------------
 Total distributions: ............................        (0.20)     (0.49)     (0.55)     (0.59)     (0.58)     (0.33)     (0.58)
                                                        -------------------------------------------------------------------------
Net asset value, end of period ...................      $  9.71    $  9.88    $  9.61    $  9.66    $  9.35    $  9.60    $  9.91
                                                        =========================================================================
Total return* ....................................         0.31%      8.05%      5.21%      9.85%      3.55%      0.15%      7.47%
                                                        =========================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..........      $    29    $    32    $    31    $    30    $    30    $    37    $    38
Ratio of expenses to average net assets** ........         0.68%      0.68%      0.68%      0.68%      0.68%      0.67%      0.67%
Ratio of expenses to average net assets before fee
 waivers and expense reimbursements** ............         1.30%      1.04%      0.98%      0.98%      0.98%      0.97%      0.97%
Ratio of net investment income to average net
 assets** ........................................         3.57%      4.98%      5.32%      6.16%      6.12%      5.75%      5.90%
Ratio of net investment income to average net
 assets before fee waivers and expense
 reimbursements** ................................         2.94%      4.62%      5.02%      6.46%      6.42%      6.05%      6.20%
Portfolio turnover rate ..........................           51%        43%        63%        39%        35%        54%        60%

(a) AS REQUIRED, EFFECTIVE JULY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JUNE 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.37% TO 5.25%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JULY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

   *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

  **ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BABSON MONEY MARKET FUND (a)

-----------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                             DECEMBER 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2003                      YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                          (Unaudited)    2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                               --------------------------------------------------------------
 Income from investment operations:
   Net investment income .................................          --       0.01       0.02       0.05       0.05       0.04
                                                               --------------------------------------------------------------
   Total from investment operations ......................          --       0.01       0.02       0.05       0.05       0.04
                                                               --------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..................          --(c)   (0.01)     (0.02)     (0.05)     (0.05)     (0.04)
                                                               --------------------------------------------------------------
 Total distributions: ....................................          --      (0.01)     (0.02)     (0.05)     (0.05)     (0.04)
                                                               --------------------------------------------------------------
Net asset value, end of period ...........................     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                               ==============================================================
Total return* ............................................        0.05%       0.56%     1.55%      5.13%      4.97%      4.38%
                                                               ==============================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..................     $    28    $    32    $    38    $    40    $    39    $    39
Ratio of expenses to average net assets** ................        0.91%      0.91%      0.93%      0.90%      0.88%      0.88%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ............................        1.16%      1.02%      0.93%      0.90%      0.88%      0.88%
Ratio of net investment income to average net assets** ...        0.11%      0.58%      1.56%      5.01%      4.86%      4.30%
Ratio of net investment income to average net assets
 before fee waivers and expense reimbursements** .........       (0.15%)     0.47%      1.56%      5.01%      4.86%      4.30%


BABSON TAX-FREE INCOME FUND (b)

-----------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                             DECEMBER 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     2003                      YEARS ENDED JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD.                          (Unaudited)    2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................     $  9.57    $  9.14    $  8.96    $  8.62    $  8.91    $  9.22
                                                               --------------------------------------------------------------
 Income from investment operations:
   Net investment income .................................        0.16       0.35       0.36       0.37       0.39       0.40
   Net gains (losses) on securities
    (both realized and unrealized) .......................       (0.04)      0.44       0.18       0.38      (0.21)     (0.24)
                                                               --------------------------------------------------------------
 Total from investment operations ........................        0.12       0.79       0.54        0.75      0.18       0.16
                                                               --------------------------------------------------------------
 Less distributions:
   Dividends from net investment income ..................       (0.16)     (0.35)     (0.36)     (0.37)     (0.39)     (0.40)
   Distributions from capital gains ......................       (0.12)     (0.01)        --      (0.04)     (0.08)     (0.07)
                                                               --------------------------------------------------------------
 Total distributions: ....................................       (0.28)     (0.36)     (0.36)     (0.41)     (0.47)     (0.47)
                                                               --------------------------------------------------------------
Net asset value, end of period ...........................     $  9.41    $  9.57    $  9.14    $  8.96    $  8.62    $  8.91
                                                               ==============================================================
Total return* ............................................        1.31%      8.82%      6.12%      8.89%      2.18%      1.70%
                                                               ==============================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ..................     $    35    $    39    $    36    $    35    $    24    $    26
Ratio of expenses to average net assets** ................        0.99%      0.99%      0.99%      1.00%      1.01%      1.03%
Ratio of expenses to average net assets before fee waivers
 and expense reimbursements** ............................        1.23%      1.04%      0.99%      1.00%      1.01%      1.03%
Ratio of net investment income to average net assets** ...        3.49%      3.73%      3.96%      4.19%      4.53%      4.36%
Ratio of net investment income to average net assets
 before fee waivers and expense reimbursements** .........        3.25%      3.68%      3.96%      4.19%      4.53%      4.36%
Portfolio turnover rate ..................................          12%        15%        12%        27%        48%         9%

(a)THE FINANCIAL HIGHLIGHTS FOR THE BABSON MONEY MARKET FUND AS SET FORTH HEREIN EVALUATE THE HISTORICAL FINANCIAL HIGHLIGHTS OF THE PRIME PORTFOLIO. THE ASSETS OF THE FEDERAL PORTFOLIO WERE ACQUIRED BY THE PRIME PORTFOLIO ON OCTOBER 31, 2000.
(b)THE FINANCIAL HIGHLIGHTS FOR THE BABSON TAX-FREE INCOME FUND AS SET FORTH HEREIN EVALUATE THE HISTORICAL FINANCIAL HIGHLIGHTS OF THE PORTFOLIO L. THE ASSETS OF THE PORTFOLIO S WERE ACQUIRED BY THE PORTFOLIO L ON OCTOBER 31, 2000.
(c)AMOUNT IS LESS THAN $0.01.
 *TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR
**ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
60                                                BABSON FUNDS SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


On November 24, 2003, the Board of Directors selected Deloitte as independent auditors of the Funds for the fiscal year ending June 30, 2004. Deloitte has confirmed to the Audit Committee of the Board of Directors ("Audit Committee") that they are independent auditors with respect to the Funds.

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the Funds for the fiscal year ended June 30, 2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of the Canadian subsidiary of RBC, the indirect parent company of J&B, the Fund's investment advisor at that time. PwC represented to the Funds that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Funds for the fiscal year ended June 30,2003, had no knowledge of the situation in Canada until after the audit of the Funds had been completed and the audited financial statements had been sent to the Funds' shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Funds for the fiscal year ending June 30, 2004. During the Funds' fiscal year ended June 30, 2003, PwC's audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit work for the fiscal year ended June 30, 2003, and through October 9, 2003, there were no disagreements between the Funds and PwC on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             61
--------------------------------------------------------------------------------

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62                                                BABSON FUNDS SEMIANNUAL REPORT
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

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DECEMBER 31, 2003                                                             63
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64                                                BABSON FUNDS SEMIANNUAL REPORT
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                                     [LOGO]
                                  BABSON FUNDS
                       JONES & BABSON, INC. DISTRIBUTORS
                         A MEMBER OF THE GENERALI GROUP
                  P.O. BOX 219757, KANSAS CITY, MO 64121-9757


                                 1-800-4-BABSON
                                (1-800-422-2766)

                              WWW.BABSONFUNDS.COM




BABSONFUNDS                                                         PRSRT STD
P.O. Box 219757                                                   U.S. POSTAGE
Kansas City, MO 64121-9757                                            PAID
                                                                 PERMIT NO. 2891
                                                                 KANSAS CITY MO









JB177C (2/04)                                                             529836


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ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees. NOT APPLICABLE.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph
(b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.



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ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Babson Enterprise II Fund, Inc.
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By (Signature and Title)*           /s/ Jennifer Lammers
                                   ---------------------
                                    Jennifer Lammers, President

Date   3/9/04
     ----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


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By (Signature and Title)*           /s/ Jennifer Lammers
                                   ---------------------
                                    Jennifer Lammers, President

Date   3/9/04
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By (Signature and Title)*           /s/  Christopher Tomas
                                   -----------------------
                                    Christopher Tomas, Treasurer

Date   3/9/04
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* Print the name and title of each signing officer under his or her signature.